UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07443
Name of Registrant: Vanguard Whitehall Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: January 31, 2016
Item 1: Schedule of Investments

Vanguard International Explorer Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)[1]
Australia (3.6%)
Mirvac Group	7,419,796	10,131
Computershare Ltd.	1,339,861	10,003
oOh!media Ltd.	2,611,242	8,556
Iluka Resources Ltd.	2,094,685	8,218
Asaleo Care Ltd.	6,618,650	7,359
Ansell Ltd.	464,023	6,669
Amcor Ltd.	651,293	6,211
Tox Free Solutions Ltd.	3,101,440	5,820
Mantra Group Ltd.	1,574,998	5,439
Incitec Pivot Ltd.	2,439,068	5,437
Spotless Group Holdings Ltd.	6,637,053	4,959
SAI Global Ltd.	1,362,748	3,945
Domino's Pizza Enterprises Ltd.	89,809	3,856
Japara Healthcare Ltd.	1,790,026	3,665
SEEK Ltd.	272,624	2,838
^ Super Retail Group Ltd.	354,542	2,592
Regis Healthcare Ltd.	598,433	2,460
* Link Administration Holdings Ltd.	262,865	1,458
^,* Karoon Gas Australia Ltd.	1,143,583	1,316
		100,932
Austria (1.1%)
ANDRITZ AG	421,685	19,608
BUWOG AG	180,594	3,712
Wienerberger AG	234,503	3,589
^ Schoeller-Bleckmann Oilfield Equipment AG	52,099	2,719
CA Immobilien Anlagen AG	135,754	2,328
		31,956
Belgium (0.6%)
D'ieteren SA	184,112	6,026
Ackermans & van Haaren NV	37,362	4,841
Cie d'Entreprises CFE	43,987	4,507
* Galapagos NV	49,600	2,472
		17,846
Brazil (0.2%)
BR Properties SA	1,692,688	3,459
Natura Cosmeticos SA	483,700	2,714
		6,173
China (2.2%)
New Oriental Education & Technology Group Inc. ADR	347,121	10,903
Shenzhou International Group Holdings Ltd.	2,009,000	10,773
ANTA Sports Products Ltd.	3,901,000	9,430
Belle International Holdings Ltd.	8,858,000	5,968
^ Baoxin Auto Group Ltd.	9,677,000	5,526
CSPC Pharmaceutical Group Ltd.	6,000,000	5,074
E-House China Holdings Ltd. ADR	762,600	4,484
Haitian International Holdings Ltd.	3,259,000	3,964

Dah Chong Hong Holdings Ltd.	10,202,000	3,880
^ Phoenix Healthcare Group Co. Ltd.	2,743,000	2,373
		62,375
Denmark (1.9%)
Matas A/S	1,375,000	25,984
^ FLSmidth & Co. A/S	325,000	11,399
* H Lundbeck A/S	324,727	10,547
^ Ambu A/S Class B	158,000	4,903
* OW Bunker A/S	1,000,000	—
		52,833
Finland (0.1%)
Vaisala Oyj	70,000	1,811

France (6.7%)
* UBISOFT Entertainment	1,100,000	30,215
Rubis SCA	360,611	26,980
Elis SA	1,375,000	24,030
* SPIE SA	1,250,000	22,109
* Marie Brizard Wine & Spirits SA	800,000	17,003
* Naturex	135,000	10,519
Imerys SA	146,673	9,077
Euler Hermes Group	97,619	8,348
Lectra	600,000	7,680
* ID Logistics Group	56,797	6,466
Eurazeo SA	98,437	6,009
Virbac SA	28,262	5,192
Coface SA	594,149	4,873
Albioma SA	300,000	4,221
Wendel SA	37,384	3,744
Eurofins Scientific SE	11,000	3,609
		190,075
Germany (4.0%)
BRAAS Monier Building Group SA	1,093,761	26,791
XING AG	87,891	16,834
Duerr AG	220,000	14,897
Zeal Network SE	318,921	11,617
^ RIB Software AG	900,000	9,576
Wacker Chemie AG	110,000	8,052
* STRATEC Biomedical AG	106,595	6,259
Grand City Properties SA	282,694	5,857
ElringKlinger AG	169,577	4,289
* GRENKELEASING AG	18,781	3,614
SAF-Holland SA	269,823	3,124
Freenet AG	75,000	2,333
Takkt AG	43,415	806
		114,049
Hong Kong (1.8%)
Techtronic Industries Co. Ltd.	6,414,000	24,336
HKBN Ltd.	7,152,000	9,145
Johnson Electric Holdings Ltd.	2,472,625	7,315
Hysan Development Co. Ltd.	1,501,000	5,816
Yue Yuen Industrial Holdings Ltd.	1,068,000	3,688
		50,300
India (2.7%)
Apollo Hospitals Enterprise Ltd.	1,011,984	22,057

*	Gujarat Pipavav Port Ltd.	9,210,502	22,033
	Idea Cellular Ltd.	8,449,659	12,922
	Phoenix Mills Ltd.	1,438,800	6,353
	Container Corp. Of India Ltd.	345,971	6,077
	Multi Commodity Exchange of India Ltd.	205,558	2,604
	Ipca Laboratories Ltd.	248,267	2,459
	Emami Ltd.	123,179	1,836
			76,341
Indonesia (0.3%)
	Matahari Department Store Tbk PT	6,010,500	7,056
	Ciputra Property Tbk PT	74,669,491	1,952
	Gajah Tunggal Tbk PT	19,561,990	723
			9,731
Ireland (4.8%)
	Paddy Power plc	180,000	26,885
*	Dalata Hotel Group plc	4,450,000	23,687
	Smurfit Kappa Group plc	1,000,000	21,697
	Glanbia plc	1,000,000	18,986
	Irish Residential Properties REIT plc	8,400,000	10,057
	Origin Enterprises plc	1,250,000	9,119
	Irish Continental Group plc	1,600,000	9,099
	IFG Group plc	2,360,000	5,136
*	Cairn Homes plc	3,988,113	5,112
	FBD Holdings plc	725,000	5,072
			134,850
Italy (8.3%)
	Cerved Information Solutions SPA	4,408,323	36,434
2	Anima Holding SPA	3,935,607	28,939
*	Maire Tecnimont SPA	7,500,000	17,995
*,2 OVS SPA		2,823,404	17,231
	Banca Popolare dell'Emilia Romagna SC	2,600,000	15,589
	Credito Emiliano SPA	2,125,000	14,222
	FinecoBank Banca Fineco SPA	1,500,000	11,658
^	Salvatore Ferragamo SPA	470,624	10,645
*	Yoox Net-A-Porter Group SPA	290,000	9,978
	Moncler SPA	642,377	9,524
*,2 Banca Sistema SPA		2,371,523	8,706
	DiaSorin SPA	163,471	8,604
*	RCS MediaGroup SPA	13,000,000	8,042
*,2 Infrastrutture Wireless Italiane SPA		1,456,043	7,354
*	Autogrill SPA	832,937	7,079
^	Brunello Cucinelli SPA	401,029	6,712
	Industria Macchine Automatiche SPA	120,523	5,892
	Beni Stabili SpA SIIQ	7,075,277	4,780
	Banca Generali SPA	143,613	3,917
	Immobiliare Grande Distribuzione SIIQ SPA	3,701,779	2,925
			236,226
Japan (22.8%)
	Nippon Shinyaku Co. Ltd.	637,000	22,191
	Tsuruha Holdings Inc.	232,035	19,255
	Trusco Nakayama Corp.	477,500	17,008
	Nippon Densetsu Kogyo Co. Ltd.	807,600	15,698
	Digital Garage Inc.	927,100	15,574
	Nitta Corp.	608,300	15,491
	Tokai Tokyo Financial Holdings Inc.	2,758,300	15,487
	Kakaku.com Inc.	715,900	13,889

^ Kumiai Chemical Industry Co. Ltd.	1,179,200	12,954
SCSK Corp.	294,200	12,928
Hitachi Transport System Ltd.	791,800	12,902
Unipres Corp.	611,500	12,891
JSP Corp.	636,500	12,342
Zenkoku Hosho Co. Ltd.	390,155	12,228
Musashi Seimitsu Industry Co. Ltd.	595,400	11,990
Asahi Intecc Co. Ltd.	259,870	11,976
Glory Ltd.	369,700	11,822
Koito Manufacturing Co. Ltd.	252,300	11,690
Aica Kogyo Co. Ltd.	612,200	11,675
Lintec Corp.	573,300	11,627
Arcs Co. Ltd.	566,500	11,478
Ai Holdings Corp.	469,700	11,474
NEC Networks & System Integration Corp.	689,500	11,410
TPR Co. Ltd.	390,000	10,386
Kissei Pharmaceutical Co. Ltd.	444,800	10,165
Kuroda Electric Co. Ltd.	618,100	9,987
Kureha Corp.	2,748,000	9,709
Nippon Shokubai Co. Ltd.	148,061	9,678
Daibiru Corp.	1,195,400	9,611
OBIC Business Consultants Co. Ltd.	239,000	9,522
Daikyonishikawa Corp.	539,300	8,797
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,745,095	8,664
Mitsui Sugar Co. Ltd.	1,767,000	8,084
Temp Holdings Co. Ltd.	516,100	7,636
Shinmaywa Industries Ltd.	944,000	7,625
Kyudenko Corp.	369,000	7,357
Fukushima Industries Corp.	321,000	6,972
Sumitomo Real Estate Sales Co. Ltd.	323,500	6,820
Ezaki Glico Co. Ltd.	123,700	6,761
Nihon Parkerizing Co. Ltd.	706,700	6,705
Takasago International Corp.	299,400	6,639
Shinsei Bank Ltd.	4,217,235	6,591
^ Welcia Holdings Co. Ltd.	120,600	6,512
Eagle Industry Co. Ltd.	378,800	6,416
Asahi Diamond Industrial Co. Ltd.	644,100	6,384
Iida Group Holdings Co. Ltd.	346,085	6,170
H2O Retailing Corp.	361,500	6,162
Tokyo TY Financial Group Inc.	194,043	5,949
Ferrotec Corp.	530,400	5,729
Teijin Ltd.	1,562,000	5,723
IHI Corp.	2,589,245	5,533
Nabtesco Corp.	318,400	5,509
Mitsubishi Materials Corp.	1,732,000	5,342
Shimadzu Corp.	345,000	5,342
Sanwa Holdings Corp.	740,765	5,252
Toyo Tire & Rubber Co. Ltd.	239,900	5,132
Taiheiyo Cement Corp.	1,739,000	5,013
Denyo Co. Ltd.	381,611	4,881
Miura Co. Ltd.	357,800	4,779
Kenedix Inc.	1,173,300	4,767
Tokyo Steel Manufacturing Co. Ltd.	648,400	4,583
* Leopalace21 Corp.	808,800	4,480
Showa Denko KK	4,003,000	4,386
Tsutsumi Jewelry Co. Ltd.	217,700	4,381
Tenma Corp.	237,000	4,364

	Sumco Corp.	642,600	4,340
	Ain Holdings Inc.	93,100	4,230
	Konami Holdings Corp.	182,200	4,219
^	Jamco Corp.	178,800	4,110
	Daicel Corp.	278,100	4,091
	EPS Holdings Inc.	374,200	4,078
	Hoshizaki Electric Co. Ltd.	57,955	4,053
	Resorttrust Inc.	146,100	3,681
^	Zuiko Corp.	103,360	3,558
	Obara Group Inc.	98,000	3,388
	Kobe Steel Ltd.	3,124,000	3,036
	Yushin Precision Equipment Co. Ltd.	175,200	2,808
	TDK Corp.	43,500	2,389
	IBJ Leasing Co. Ltd.	42,765	820
			645,279
	Luxembourg (1.2%)
	B&M European Value Retail SA	2,464,545	9,900
	L'Occitane International SA	5,259,500	9,200
*	Stabilus SA	190,000	8,242
	Reinet Investments SCA	291,156	5,570
2	O'Key Group SA GDR	305,733	517
			33,429
	Malaysia (0.3%)
	Bursa Malaysia Bhd.	4,245,200	8,554

	Netherlands (1.1%)
	*,2 Refresco Gerber NV	650,000	10,878
^	Beter Bed Holding NV	400,000	9,331
	IMCD Group NV	182,485	6,469
	*,2 Intertrust NV	241,670	4,569
	Delta Lloyd NV	2	—
			31,247
	New Zealand (0.2%)
	Fletcher Building Ltd.	1,475,159	6,613

	Norway (1.7%)
*	Storebrand ASA	6,600,000	26,884
	Borregaard ASA	2,200,000	11,165
	Kongsberg Gruppen ASA	492,959	7,861
	Tomra Systems ASA	150,000	1,456
			47,366
	Other (0.8%)
3	Vanguard FTSE All World ex-US Small-Cap ETF	249,010	21,577

	Singapore (0.6%)
	UOL Group Ltd.	2,533,300	10,036
	First Resources Ltd.	5,310,000	6,541
	Mapletree Industrial Trust	1,427,180	1,544
			18,121
	South Africa (0.2%)
	Brait SE	478,720	4,990

	South Korea (1.7%)
^	Medy-Tox Inc.	39,438	17,127
	Hanon Systems	1,211,905	10,840

S-1 Corp.	104,582	8,920
^	Nexen Tire Corp.	582,559	5,602
^	Hotel Shilla Co. Ltd.	63,389	3,472
^	Sung Kwang Bend Co. Ltd.	386,521	2,853
48,814
Spain (0.4%)
Melia Hotels International SA	484,307	5,289
Applus Services SA	480,000	3,918
Naturhouse Health SAU	500,000	1,960
11,167
Sweden (2.1%)
4	Bufab Holding AB	2,359,241	15,156
Loomis AB Class B	450,000	13,401
Modern Times Group MTG AB Class B	400,000	10,609
*,2 Coor Service Management Holding AB	1,800,000	7,283
AAK AB	100,000	6,509
Concentric AB	385,721	3,920
Opus Group AB	4,500,000	3,007
59,885
Switzerland (4.7%)
OC Oerlikon Corp. AG	3,721,629	33,216
Helvetia Holding AG	50,000	26,056
Logitech International SA	950,000	15,074
Ascom Holding AG	797,352	12,728
Komax Holding AG	55,000	11,676
Interroll Holding AG	14,000	10,796
Gategroup Holding AG	211,897	7,833
Tecan Group AG	19,514	2,818
Comet Holding AG	4,500	2,762
U-Blox AG	13,088	2,640
Orior AG	40,000	2,375
ams AG	82,979	2,291
*	Dufry AG	16,132	1,749
132,014
Taiwan (1.1%)
Giant Manufacturing Co. Ltd.	2,060,000	13,603
Chroma ATE Inc.	3,824,000	7,593
Gourmet Master Co. Ltd.	995,000	6,646
CTCI Corp.	4,336,000	4,806
32,648
Thailand (0.2%)
LPN Development PCL	14,565,300	6,027

United Arab Emirates (0.2%)
*	Lamprell plc	3,650,000	4,367

United Kingdom (16.4%)
Kennedy Wilson Europe Real Estate plc	1,070,547	17,074
Grainger plc	4,915,405	16,236
Dechra Pharmaceuticals plc	1,100,000	15,712
DCC plc	189,905	14,661
Grafton Group plc	1,425,000	14,323
SuperGroup plc	610,647	12,815
IG Group Holdings plc	1,023,416	10,737
Micro Focus International plc	527,605	10,450

Redrow plc	1,563,146	9,934
^ Telecom Plus plc	685,216	9,851
Elementis plc	3,188,635	9,793
Tyman plc	2,561,297	9,584
Keller Group plc	809,642	9,471
SSP Group plc	2,226,437	9,090
Ricardo plc	800,000	9,064
Berendsen plc	575,000	8,966
AA plc	2,056,302	8,668
HomeServe plc	1,450,993	8,401
Photo-Me International plc	3,750,000	8,275
Halma plc	675,000	8,077
Kier Group plc	421,764	8,043
Hikma Pharmaceuticals plc	272,775	7,873
Pets at Home Group plc	2,142,073	7,873
Mitie Group plc	1,933,062	7,810
UNITE Group plc	826,131	7,597
Polypipe Group plc	1,658,316	7,418
Millennium & Copthorne Hotels plc	1,250,000	7,412
Eco Animal Health Group plc	1,608,166	7,257
London Stock Exchange Group plc	201,795	7,145
Abcam plc	767,032	7,092
Big Yellow Group plc	638,684	7,034
WS Atkins plc	337,387	6,968
Northgate plc	1,430,435	6,829
Just Retirement Group plc	3,077,692	6,503
Bodycote plc	804,535	6,292
N Brown Group plc	1,409,877	6,268
Investec plc	977,662	6,220
Inchcape plc	600,000	6,169
Crest Nicholson Holdings plc	733,246	5,996
Victrex plc	268,040	5,950
Mears Group plc	953,690	5,789
Consort Medical plc	373,321	5,405
Soco International plc	2,311,526	5,311
Ultra Electronics Holdings plc	191,140	5,201
Restaurant Group plc	675,012	5,143
QinetiQ Group plc	1,522,465	5,050
Saga plc	1,755,886	4,934
2 Auto Trader Group plc	877,615	4,927
A.G.Barr plc	650,000	4,890
LondonMetric Property plc	2,000,000	4,627
Senior plc	1,359,368	4,253
Michael Page International plc	729,655	4,237
Savills plc	392,391	4,234
Brewin Dolphin Holdings plc	984,495	3,934
Cineworld Group plc	540,988	3,904
Genus plc	187,195	3,842
SIG plc	1,975,000	3,791
Hays plc	1,906,253	3,461
* Findel plc	1,104,252	3,069
James Fisher & Sons plc	197,609	3,046
Laird plc	588,080	2,991
Electra Private Equity plc	52,600	2,627
Ashtead Group plc	203,585	2,626
PZ Cussons plc	571,754	2,175
* LMS Capital plc	2,133,690	2,020

*	Ophir Energy plc			1,408,565	1,811
					464,229
	United States (0.4%)
	Samsonite International SA			4,700,400	12,184

	Total Common Stocks (Cost $2,532,692)				2,674,009
		Coupon
	Temporary Cash Investments (7.7%)[1]
	Money Market Fund (7.2%)
	[5,6] Vanguard Market Liquidity Fund	0.441%		204,373,417	204,373

				Face
			Maturity	Amount
			Date	($000)
	Repurchase Agreement (0.1%)
	Goldman Sachs & Co.
	(Dated 1/29/16, Repurchase Value
	$2,300,000 collateralized by Federal
	National Mortgage Assn. 3.000%, 9/1/29
	and U.S. Treasury Note/Bond 1.500%,
	1/31/22, with a value of $2,346,000)	0.320%	2/1/16	2,300	2,300

	U.S. Government and Agency Obligations (0.4%)
7	Fannie Mae Discount Notes	0.250%	4/20/16	500	500
8,9	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	3,000	2,998
	9,10 Federal Home Loan Bank Discount Notes	0.290%	4/29/16	5,000	4,996
	[7,8,10] Freddie Mac Discount Notes	0.220%	4/15/16	900	899
					9,393
	Total Temporary Cash Investments (Cost $216,067)				216,066
	Total Investments (102.1%) (Cost $2,748,759)				2,890,075
	Other Assets and Liabilities-Net (-2.1%)[6]				(58,183)
	Net Assets (100%)				2,831,892

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,959,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 97.0% and 5.1%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $90,404,000, representing 3.2% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $80,363,000 of collateral received for securities on loan.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8 Securities with a value of $1,062,000 have been segregated as collateral for open forward currency contracts.
9 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
10 Securities with a value of $4,896,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

International Explorer Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	36,964	2,626,205	10,840
Temporary Cash Investments	204,373	11,693	—
Futures Contracts—Assets[1]	1,629	—	—
Forward Currency Contracts—Assets	—	1,584	—
Forward Currency Contracts—Liabilities	—	(3,127)	—
Total	242,966	2,636,355	10,840
1 Represents variation margin on the last day of the reporting period.

E. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

International Explorer Fund

			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
FTSE 100 Index	March 2016	348	29,653	367
Topix Index	March 2016	162	19,256	(353)
Dow Jones EURO STOXX 50 Index	March 2016	427	13,990	(151)
S&P ASX 200 Index	March 2016	117	10,273	(114)
				(251)

Unrealized appreciation (depreciation) on open FTSE 100 Index and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America N.A.	3/23/16	GBP	15,836	USD	23,992	(1,425)
BNP Paraibas	3/23/16	EUR	12,881	USD	14,229	(256)
Bank of America N.A.	3/15/16	JPY	1,701,518	USD	13,836	234
Citibank, N.A.	3/22/16	AUD	12,885	USD	9,211	(113)
BNP Paribas	3/15/16	JPY	969,090	USD	8,205	(193)
UBS AG	3/23/16	GBP	5,435	USD	7,964	(218)
Goldman Sachs International	3/23/16	GBP	5,370	USD	7,622	30
BNP Paribas	3/23/16	GBP	4,094	USD	6,040	(206)
JPMorgan Chase Bank N.A.	3/15/16	JPY	657,900	USD	5,561	(122)
Citbank, N.A.	3/23/16	GBP	3,335	USD	4,868	(116)
Goldman Sachs International	3/23/16	GBP	3,079	USD	4,580	(191)
Goldman Sachs International	3/23/16	EUR	3,045	USD	3,335	(33)
Goldman Sachs International	3/15/16	JPY	363,795	USD	3,051	(42)
BNP Paribas	3/15/16	JPY	344,940	USD	2,281	31
Goldman Sachs International	3/23/16	EUR	2,615	USD	2,819	18
Baclays Bank PLC	3/22/16	AUD	3,112	USD	2,168	29
Morgan Stanley Capital
Services LLC	3/15/16	JPY	260,525	USD	2,159	(5)
BNP Paribas	3/23/16	EUR	1,936	USD	2,100	—
BNP Paribas	3/22/16	AUD	2,678	USD	1,918	(27)
Barclays Bank PLC	3/22/16	AUD	2,700	USD	1,912	(6)
BNP Paribas	3/22/16	AUD	2,182	USD	1,502	38

International Explorer Fund

Citibank, N.A.	3/23/16	EUR	1,328	USD	1,435	5
Barclays Bank PLC	3/23/16	EUR	1,240	USD	1,348	(2)
Goldman Sachs International	3/22/16	AUD	1,838	USD	1,335	(37)
JPMorgan Chase Bank N.A.	3/15/16	JPY	135,135	USD	1,114	3
UBS AG	3/23/16	EUR	1,017	USD	1,106	(2)
Citibank, N.A.	3/23/16	EUR	814	USD	893	(10)
UBS AG	3/22/16	AUD	1,114	USD	778	8
Barclays Bank PLC	3/23/16	USD	17,319	GBP	11,907	351
Citibank, N.A.	3/15/16	USD	11,538	JPY	1,345,710	411
JPMorgan Chase Bank N.A.	3/23/16	USD	8,924	EUR	8,149	85
Goldman Sachs International	3/23/16	USD	6,696	GBP	4,490	298
UBS AG	3/22/16	USD	5,797	AUD	8,381	(120)
Morgan Stanely Capital
Services LLC	3/15/16	USD	4,562	JPY	552,060	(3)
Citibank N.A.	3/23/16	USD	3,347	EUR	3,071	16
UBS AG	3/22/16	USD	2,528	AUD	3,543	27
						(1,543)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

F. At January 31, 2016, the cost of investment securities for tax purposes was $2,779,167,000. Net unrealized appreciation of investment securities for tax purposes was $110,908,000, consisting of unrealized gains of $407,269,000 on securities that had risen in value since their purchase and $296,361,000 in unrealized losses on securities that had fallen in value since their purchase.

G. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	Jan. 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Bufab Holdings AB	12,344	369	369	—	—	15,156
Vanguard FTSE All-World
ex-US Small Cap ETF	23,646	—	—	311	—	21,577
Vanguard Market Liquidity
Fund	208,878	NA2	NA2	104	—	204,373
Total	244,868			415	—	241,106
1 Includes net realized gain (loss) on affiliated investment securities sold of ($183,000).

International Explorer Fund

2 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Mid-Cap Growth Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (94.4%)[1]
Consumer Discretionary (23.4%)
Brunswick Corp.	2,408,605	95,983
Tractor Supply Co.	874,860	77,259
Hilton Worldwide Holdings Inc.	4,336,570	77,234
Dollar General Corp.	1,026,226	77,028
* Norwegian Cruise Line Holdings Ltd.	1,530,915	69,458
Hanesbrands Inc.	2,204,290	67,385
Ross Stores Inc.	1,066,600	60,007
Royal Caribbean Cruises Ltd.	711,155	58,286
Newell Rubbermaid Inc.	1,454,700	56,413
Six Flags Entertainment Corp.	935,592	47,032
* Burlington Stores Inc.	815,089	43,795
* O'Reilly Automotive Inc.	143,121	37,340
BorgWarner Inc.	1,061,204	31,157
L Brands Inc.	295,900	28,451
* Sally Beauty Holdings Inc.	788,992	21,745
Advance Auto Parts Inc.	128,945	19,606
* Chipotle Mexican Grill Inc. Class A	35,700	16,171
Interpublic Group of Cos. Inc.	599,505	13,453
Harman International Industries Inc.	145,965	10,858
* Steven Madden Ltd.	276,650	8,933
Carter's Inc.	70,075	6,813
Nordstrom Inc.	81,895	4,021
Lennar Corp. Class A	45,475	1,917
		930,345
Consumer Staples (0.7%)
* Monster Beverage Corp.	191,500	25,858

Energy (1.6%)
* Diamondback Energy Inc.	371,351	28,055
Superior Energy Services Inc.	1,719,370	17,727
* Concho Resources Inc.	177,900	16,924
		62,706
Financials (18.8%)
Intercontinental Exchange Inc.	591,940	156,154
SEI Investments Co.	1,732,440	67,981
Popular Inc.	2,683,921	67,474
* Willis Towers Watson plc	540,430	61,863
Jones Lang LaSalle Inc.	411,490	57,905
Lazard Ltd. Class A	1,499,608	53,971
Moody's Corp.	547,300	48,786
* Signature Bank	348,884	48,614
* Affiliated Managers Group Inc.	303,890	40,779
Assured Guaranty Ltd.	1,549,600	36,849
* E*TRADE Financial Corp.	1,496,758	35,264
* MGIC Investment Corp.	5,152,530	34,110
IBERIABANK Corp.	362,267	17,334
* CBRE Group Inc. Class A	324,650	9,080

^ LPL Financial Holdings Inc.	297,010	9,035
		745,199
Health Care (14.0%)
* MEDNAX Inc.	980,100	68,078
Perrigo Co. plc	446,405	64,541
* Cerner Corp.	922,500	53,514
* Centene Corp.	761,850	47,280
* Sirona Dental Systems Inc.	390,700	41,528
* Quintiles Transnational Holdings Inc.	678,472	41,272
* Align Technology Inc.	564,700	37,349
* BioMarin Pharmaceutical Inc.	430,895	31,895
* Mettler-Toledo International Inc.	101,200	31,660
Zoetis Inc.	659,900	28,409
* Charles River Laboratories International Inc.	367,851	27,306
* Team Health Holdings Inc.	562,450	22,987
* Endo International plc	360,825	20,015
* IDEXX Laboratories Inc.	284,658	19,966
* Health Net Inc.	169,335	11,213
* Incyte Corp.	70,060	4,944
* Akorn Inc.	131,826	3,426
		555,383
Industrials (15.1%)
* Old Dominion Freight Line Inc.	2,179,565	119,505
ManpowerGroup Inc.	1,013,885	77,410
KAR Auction Services Inc.	1,786,660	59,710
Delta Air Lines Inc.	1,342,920	59,478
Rockwell Collins Inc.	620,800	50,210
* Verisk Analytics Inc. Class A	555,000	40,515
Equifax Inc.	378,065	39,999
* TransDigm Group Inc.	138,700	31,170
Carlisle Cos. Inc.	361,900	30,284
AMETEK Inc.	598,504	28,160
* HD Supply Holdings Inc.	916,695	24,082
* Middleby Corp.	262,600	23,728
* IHS Inc. Class A	154,775	16,193
		600,444
Information Technology (16.5%)
* Vantiv Inc. Class A	2,009,554	94,550
MAXIMUS Inc.	1,228,965	65,590
* Cognizant Technology Solutions Corp. Class A	1,016,705	64,368
Booz Allen Hamilton Holding Corp. Class A	2,011,313	56,900
* Genpact Ltd.	2,287,222	54,710
SS&C Technologies Holdings Inc.	775,536	49,859
* CoStar Group Inc.	265,179	46,504
* Guidewire Software Inc.	678,800	37,361
CSRA Inc.	1,153,975	30,903
* Red Hat Inc.	352,400	24,686
* Ultimate Software Group Inc.	90,590	15,910
* Akamai Technologies Inc.	318,172	14,515
* Manhattan Associates Inc.	240,560	13,868
* NXP Semiconductors NV	182,190	13,624
* Euronet Worldwide Inc.	154,190	12,300
* IPG Photonics Corp.	145,965	11,798
Monolithic Power Systems Inc.	186,845	11,691
Global Payments Inc.	182,165	10,739
Avago Technologies Ltd. Class A	60,900	8,143

*	Trimble Navigation Ltd.			318,027	6,135
	Belden Inc.			133,955	5,723
*	PTC Inc.			188,505	5,582
					655,459
	Materials (2.5%)
	Ball Corp.			564,400	37,719
	Vulcan Materials Co.			380,000	33,516
	Sherwin-Williams Co.			113,700	29,070
					100,305
	Other (0.2%)
2	Vanguard Mid-Cap Growth ETF			100,223	9,200

	Telecommunication Services (1.6%)
*	SBA Communications Corp. Class A			640,895	63,628

	Total Common Stocks (Cost $3,697,969)				3,748,527
		Coupon
	Temporary Cash Investments (5.7%)[1]
	Money Market Fund (5.4%)
	[3,4] Vanguard Market Liquidity Fund	0.441%		211,852,127	211,852

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.3%)
5	Federal Home Loan Bank Discount Notes	0.375%	4/13/16	2,000	1,999
	[5,6] Federal Home Loan Bank Discount Notes	0.290%	4/29/16	5,000	4,996
	[5,6] Federal Home Loan Bank Discount Notes	0.609%	6/17/16	1,000	999
	[5,6] Federal Home Loan Bank Discount Notes	0.572%	7/6/16	5,000	4,991
					12,985
	Total Temporary Cash Investments (Cost $224,826)				224,837
	Total Investments (100.1%) (Cost $3,922,795)				3,973,364
	Other Assets and Liabilities-Net (-0.1%)[4]				(3,002)
	Net Assets (100%)				3,970,362

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,296,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 94.3% and 5.8%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $5,397,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $6,291,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but

Mid-Cap Growth Fund

after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,748,527	—	—
Temporary Cash Investments	211,852	12,985	—
Futures Contracts—Assets[1]	3,943	—	—
Total	3,964,322	12,985	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Mid-Cap Growth Fund

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P Mid-Cap 400 Index	March 2016	645	84,805	(3,985)
E-mini S&P 500 Index	March 2016	377	36,382	(187)
				(4,172)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2016, the cost of investment securities for tax purposes was $3,922,795,000. Net unrealized appreciation of investment securities for tax purposes was $50,569,000, consisting of unrealized gains of $339,088,000 on securities that had risen in value since their purchase and $288,519,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Selected Value Fund

Schedule of Investments
As of January 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (96.4%)[1]
Consumer Discretionary (15.9%)
	Hanesbrands Inc.	8,348,700	255,220
	Royal Caribbean Cruises Ltd.	2,651,200	217,292
	L Brands Inc.	1,889,800	181,704
*	Norwegian Cruise Line Holdings Ltd.	3,046,200	138,206
	Whirlpool Corp.	1,018,900	136,930
2	SeaWorld Entertainment Inc.	5,141,400	97,995
	Delphi Automotive plc	1,293,800	84,019
	News Corp. Class A	3,742,100	48,535
	Omnicom Group Inc.	661,275	48,505
	Interpublic Group of Cos. Inc.	2,152,894	48,311
	Staples Inc.	3,506,125	31,275
	Dana Holding Corp.	2,360,300	28,064
	Meredith Corp.	394,800	16,704
	News Corp. Class B	643,700	8,593
			1,341,353
Consumer Staples (3.4%)
	Reynolds American Inc.	5,213,876	260,433
	Kellogg Co.	337,425	24,780
			285,213
Energy (4.8%)
	PBF Energy Inc. Class A	3,507,057	122,712
^	Golar LNG Ltd.	4,370,308	81,375
	Murphy Oil Corp.	2,007,479	39,367
*	WPX Energy Inc.	6,469,194	35,063
	Cenovus Energy Inc.	2,004,475	24,635
^	Noble Corp. plc	3,160,316	24,619
	Apache Corp.	563,150	23,956
	Baker Hughes Inc.	437,251	19,025
	Superior Energy Services Inc.	1,639,925	16,908
	Rowan Cos. plc Class A	996,725	12,608
	Nabors Industries Ltd.	885,000	6,514
^	Tidewater Inc.	556,400	2,954
*,^ Paragon Offshore plc		870,105	70
			409,806
Financials (27.5%)
*	Willis Towers Watson plc	1,529,844	175,121
	Discover Financial Services	3,217,300	147,320
	Capital One Financial Corp.	2,207,600	144,863
	New York Community Bancorp Inc.	9,056,200	140,190
	Fifth Third Bancorp	8,811,675	139,224
	Unum Group	4,292,805	122,946
	Ameriprise Financial Inc.	1,314,700	119,177
	Host Hotels & Resorts Inc.	7,130,600	98,759
	People's United Financial Inc.	6,554,600	94,190
	Navient Corp.	8,676,447	82,947
	Axis Capital Holdings Ltd.	1,509,138	81,358
	Everest Re Group Ltd.	448,462	80,248
	CNA Financial Corp.	2,259,996	75,100

	Corporate Office Properties Trust	2,812,800	62,725
	XL Group plc Class A	1,631,430	59,156
	First Niagara Financial Group Inc.	5,545,600	54,291
	Valley National Bancorp	6,006,800	52,860
	Lamar Advertising Co. Class A	840,850	47,180
	Voya Financial Inc.	1,497,390	45,790
	Element Financial Corp.	4,215,200	44,442
	Torchmark Corp.	735,933	39,991
	Franklin Resources Inc.	913,575	31,664
	Aspen Insurance Holdings Ltd.	649,830	30,224
*	SLM Corp.	4,507,900	28,851
	Regions Financial Corp.	3,502,475	28,440
	KeyCorp	2,536,000	28,302
	American National Insurance Co.	254,722	24,754
	Validus Holdings Ltd.	541,925	23,975
	Invesco Ltd.	767,500	22,971
	Webster Financial Corp.	668,525	22,175
	Comerica Inc.	601,875	20,644
	Legg Mason Inc.	639,775	19,590
	MFA Financial Inc.	3,014,000	19,139
	EPR Properties	288,275	17,282
	Allstate Corp.	269,225	16,315
	Endurance Specialty Holdings Ltd.	260,000	16,102
	Progressive Corp.	495,225	15,476
	Hospitality Properties Trust	583,800	13,772
	Synovus Financial Corp.	420,221	12,829
	Hartford Financial Services Group Inc.	313,800	12,608
	Assurant Inc.	80,045	6,508
*	Genworth Financial Inc. Class A	2,224,850	6,185
*	RMR Group Inc. Class A	9,691	202
			2,325,886
Health Care (6.6%)
	Cigna Corp.	1,646,700	219,999
	Cardinal Health Inc.	2,448,100	199,202
	St. Jude Medical Inc.	2,276,100	120,314
	Aetna Inc.	154,800	15,765
			555,280
Industrials (20.3%)
	Owens Corning	5,140,582	237,444
	Stanley Black & Decker Inc.	2,281,875	215,272
	Tyco International plc	5,470,000	188,113
*	AerCap Holdings NV	4,273,188	131,230
*	Spirit AeroSystems Holdings Inc. Class A	3,070,507	130,190
	Eaton Corp. plc	2,283,000	115,314
*	JetBlue Airways Corp.	5,138,340	109,498
^	CNH Industrial NV	16,692,100	104,493
	KBR Inc.	5,925,975	84,504
	Xylem Inc.	2,091,600	75,193
	Ryder System Inc.	1,140,400	60,635
*,^ Air France-KLM ADR		7,538,085	60,380
	Parker-Hannifin Corp.	427,475	41,533
	Terex Corp.	1,814,365	40,642
	Dover Corp.	664,325	38,830
*	AECOM	1,380,510	37,881
*	SPX FLOW Inc.	1,108,300	26,422

Actuant Corp. Class A			1,038,025	24,165
				1,721,739
Information Technology (8.2%)
Ingram Micro Inc.			5,098,784	143,786
Total System Services Inc.			2,928,036	117,590
* Micron Technology Inc.			8,980,588	99,056
Microchip Technology Inc.			1,260,800	56,496
Avnet Inc.			960,391	38,339
* ON Semiconductor Corp.			4,216,096	36,090
Seagate Technology plc			1,115,225	32,397
* Flextronics International Ltd.			2,982,200	31,253
Hewlett Packard Enterprise Co.			2,214,625	30,473
* Celestica Inc.			2,855,249	25,869
* Genpact Ltd.			1,016,327	24,311
HP Inc.			2,175,125	21,120
* Arrow Electronics Inc.			304,204	15,697
Jabil Circuit Inc.			711,890	14,174
CDW Corp.			145,485	5,594
				692,245
Materials (4.8%)
CRH plc ADR			5,655,100	152,235
FMC Corp.			3,211,400	114,711
* Kinross Gold Corp.			49,757,791	81,603
Yamana Gold Inc. (New York Shares)			24,088,851	40,951
* New Gold Inc.			4,949,152	12,027
* Coeur Mining Inc.			825,000	1,823
				403,350
Other (0.3%)
^,3 Vanguard Mid-Cap Value ETF			334,800	26,801

Utilities (4.6%)
Pinnacle West Capital Corp.			2,203,500	146,114
Xcel Energy Inc.			3,348,437	127,977
CenterPoint Energy Inc.			2,234,617	39,933
Edison International			558,150	34,494
Exelon Corp.			607,518	17,964
PG&E Corp.			312,425	17,155
NRG Energy Inc.			796,234	8,472
				392,109
Total Common Stocks (Cost $7,393,618)				8,153,782
	Coupon
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.9%)
[4,5] Vanguard Market Liquidity Fund	0.441%		332,013,989	332,014

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[6,7] Federal Home Loan Bank Discount Notes	0.360%	3/4/16	5,000	4,999
[6,7] Federal Home Loan Bank Discount Notes	0.466%	3/7/16	2,600	2,599
[6,7] Federal Home Loan Bank Discount Notes	0.375%	4/13/16	6,000	5,996
				13,594
Total Temporary Cash Investments (Cost $345,607)				345,608

Total Investments (100.5%) (Cost $7,739,225)	8,499,390
Other Assets and Liabilities-Net (-0.5%)[5]	(38,897)
Net Assets (100%)	8,460,493

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,613,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $29,096,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $6,997,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

Selected Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	8,153,782	—	—
Temporary Cash Investments	332,014	13,594	—
Futures Contracts—Assets[1]	3,971	—	—
Total	8,489,767	13,594	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	1084	104,611	805
E-mini S&P Mid-Cap 400 Index	March 2016	270	35,500	(1,670)
E-mini Russell 2000 Index	March 2016	26	2,682	(203)
				(1,068)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2016, the cost of investment securities for tax purposes was $7,739,225,000. Net unrealized appreciation of investment securities for tax purposes was $760,165,000, consisting of unrealized gains of $1,934,749,000 on securities that had risen in value since their purchase and $1,174,584,000 in unrealized losses on securities that had fallen in value since their purchase.

Selected Value Fund

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds			January 31,
	Oct. 31, 2015		from		Capital Gain	2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
SeaWorld Entertainment	102,468	—	—	1,080	—	97,995
Inc.
SPX FLOW Inc.	84,631	—	31,547	—	—	NA2
Vanguard Market Liquidity	708,715	NA3	NA3	387	—	332,014
Fund
Vanguard Mid-Cap Value	29,626			180		26,801
ETF
Total	925,440		31,547	1,647	—	456,810
1 Includes net realized gain (loss) on affiliated investment securities sold of ($35,025,000)
2 Not applicable—at January 31, 2016, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard High Dividend Yield Index Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (99.8%)[1]
Basic Materials (2.7%)
Dow Chemical Co.	2,269,667	95,326
EI du Pont de Nemours & Co.	1,716,958	90,587
LyondellBasell Industries NV Class A	739,186	57,634
Air Products & Chemicals Inc.	420,729	53,310
International Paper Co.	813,862	27,842
Nucor Corp.	621,418	24,279
Avery Dennison Corp.	178,481	10,868
Freeport-McMoRan Inc.	2,269,572	10,440
RPM International Inc.	257,599	10,111
Steel Dynamics Inc.	447,848	8,218
Reliance Steel & Aluminum Co.	130,834	7,450
Olin Corp.	311,029	5,269
Compass Minerals International Inc.	66,125	4,949
Domtar Corp.	115,539	3,726
Worthington Industries Inc.	99,461	3,042
Commercial Metals Co.	202,125	2,814
Huntsman Corp.	321,903	2,778
A Schulman Inc.	57,974	1,468
Chemours Co.	356,539	1,405
Innophos Holdings Inc.	37,504	1,002
Tronox Ltd. Class A	125,615	448
		422,966
Consumer Goods (15.9%)
Procter & Gamble Co.	5,330,308	435,433
Coca-Cola Co.	8,101,777	347,728
PepsiCo Inc.	2,856,129	283,614
Philip Morris International Inc.	3,062,921	275,693
Altria Group Inc.	3,845,155	234,977
Kimberly-Clark Corp.	712,953	91,557
Ford Motor Co.	7,604,524	90,798
Kraft Heinz Co.	1,153,381	90,033
General Motors Co.	2,804,190	83,116
Reynolds American Inc.	1,623,795	81,109
General Mills Inc.	1,166,991	65,947
Kellogg Co.	481,732	35,378
ConAgra Foods Inc.	843,875	35,139
Dr Pepper Snapple Group Inc.	370,950	34,810
Clorox Co.	253,351	32,695
Stanley Black & Decker Inc.	293,629	27,701
Genuine Parts Co.	297,353	25,623
Molson Coors Brewing Co. Class B	271,679	24,581
Coca-Cola Enterprises Inc.	449,561	20,869
Coach Inc.	545,148	20,198
Campbell Soup Co.	352,960	19,910
Mattel Inc.	664,816	18,342
^ Autoliv Inc.	172,668	17,747
Hasbro Inc.	222,163	16,502
Ingredion Inc.	128,213	12,914

Leggett & Platt Inc.	269,164	11,173
Pinnacle Foods Inc.	225,512	9,672
Flowers Foods Inc.	346,666	7,121
Scotts Miracle-Gro Co. Class A	69,307	4,760
B&G Foods Inc.	114,046	4,154
Tupperware Brands Corp.	87,931	4,083
Vector Group Ltd.	165,694	3,864
^ Nu Skin Enterprises Inc. Class A	97,200	3,076
Snyder's-Lance Inc.	91,613	2,892
Avon Products Inc.	845,322	2,866
Universal Corp.	44,428	2,432
Schweitzer-Mauduit International Inc.	56,724	2,382
Steelcase Inc. Class A	176,383	2,251
Briggs & Stratton Corp.	81,023	1,593
MDC Holdings Inc.	70,985	1,545
Knoll Inc.	83,431	1,531
National Presto Industries Inc.	10,309	815
Cosan Ltd.	241,766	783
Superior Industries International Inc.	41,971	773
		2,490,180
Consumer Services (6.4%)
McDonald's Corp.	1,800,449	222,860
Wal-Mart Stores Inc.	3,143,170	208,581
Time Warner Cable Inc.	551,396	100,360
Target Corp.	1,205,962	87,336
L Brands Inc.	426,872	41,044
Sysco Corp.	1,030,603	41,028
Carnival Corp.	818,093	39,375
Las Vegas Sands Corp.	787,261	35,505
Omnicom Group Inc.	477,397	35,017
Kohl's Corp.	355,102	17,666
H&R Block Inc.	462,832	15,759
Darden Restaurants Inc.	247,010	15,576
Cablevision Systems Corp. Class A	384,041	12,255
Staples Inc.	1,256,076	11,204
^ Wynn Resorts Ltd.	161,392	10,868
TEGNA Inc.	435,325	10,452
Six Flags Entertainment Corp.	186,179	9,359
KAR Auction Services Inc.	266,752	8,915
Cinemark Holdings Inc.	204,970	6,045
^ Cracker Barrel Old Country Store Inc.	43,985	5,772
GameStop Corp. Class A	206,957	5,424
American Eagle Outfitters Inc.	358,576	5,249
Abercrombie & Fitch Co.	136,458	3,581
Gannett Co. Inc.	225,250	3,343
Hillenbrand Inc.	122,654	3,321
Time Inc.	213,446	3,202
International Game Technology plc	216,944	3,139
Meredith Corp.	73,640	3,116
DineEquity Inc.	33,406	2,837
^ Regal Entertainment Group Class A	158,085	2,727
SeaWorld Entertainment Inc.	130,722	2,492
Guess? Inc.	125,372	2,324
Extended Stay America Inc.	148,925	1,908
National CineMedia Inc.	121,021	1,893
Bob Evans Farms Inc.	43,932	1,799
Cato Corp. Class A	44,126	1,780

New Media Investment Group Inc.	84,179	1,458
Rent-A-Center Inc.	104,241	1,420
Four Corners Property Trust Inc.	83,514	1,411
^ Buckle Inc.	48,146	1,368
Weis Markets Inc.	24,716	1,004
Capella Education Co.	21,113	927
^ Copa Holdings SA Class A	16,292	767
Speedway Motorsports Inc.	26,597	502
Stage Stores Inc.	51,020	423
		992,392
Financials (13.9%)
Wells Fargo & Co.	10,015,068	503,057
JPMorgan Chase & Co.	7,219,157	429,540
Chubb Ltd.	907,356	102,595
PNC Financial Services Group Inc.	995,058	86,222
MetLife Inc.	1,769,927	79,027
BlackRock Inc.	241,688	75,953
Travelers Cos. Inc.	595,645	63,758
Prudential Financial Inc.	885,875	62,082
CME Group Inc.	624,791	56,137
Marsh & McLennan Cos. Inc.	1,021,100	54,455
BB&T Corp.	1,529,644	49,958
Aflac Inc.	801,617	46,462
T. Rowe Price Group Inc.	473,335	33,583
M&T Bank Corp.	295,492	32,557
* Willis Towers Watson plc	269,741	30,877
Invesco Ltd.	831,921	24,899
Fifth Third Bancorp	1,558,685	24,627
Principal Financial Group Inc.	579,049	22,004
Regions Financial Corp.	2,561,898	20,803
Western Union Co.	991,502	17,688
FNF Group	538,974	17,452
Cincinnati Financial Corp.	278,835	16,069
New York Community Bancorp Inc.	914,421	14,155
Huntington Bancshares Inc.	1,560,997	13,393
PartnerRe Ltd.	93,762	13,164
Arthur J Gallagher & Co.	347,072	13,064
Axis Capital Holdings Ltd.	178,071	9,600
People's United Financial Inc.	610,057	8,767
Old Republic International Corp.	471,802	8,530
PacWest Bancorp	221,710	8,139
Endurance Specialty Holdings Ltd.	121,620	7,532
Lazard Ltd. Class A	203,664	7,330
First American Financial Corp.	212,668	7,309
Hanover Insurance Group Inc.	84,759	6,907
Navient Corp.	711,203	6,799
First Niagara Financial Group Inc.	669,063	6,550
Eaton Vance Corp.	220,693	6,325
BankUnited Inc.	184,934	6,232
FirstMerit Corp.	319,537	6,193
Umpqua Holdings Corp.	415,936	6,023
Validus Holdings Ltd.	131,883	5,835
ProAssurance Corp.	105,382	5,282
Cullen/Frost Bankers Inc.	106,342	5,090
Bank of Hawaii Corp.	82,708	4,957
Janus Capital Group Inc.	365,264	4,599
Federated Investors Inc. Class B	177,726	4,495

Fulton Financial Corp.	342,169	4,397
RLI Corp.	71,772	4,256
Waddell & Reed Financial Inc. Class A	151,313	4,152
FNB Corp.	325,232	3,919
United Bankshares Inc.	115,506	3,879
Valley National Bancorp	436,987	3,845
Washington Federal Inc.	180,023	3,844
IBERIABANK Corp.	79,829	3,820
Hancock Holding Co.	152,726	3,659
Capitol Federal Financial Inc.	284,738	3,494
Glacier Bancorp Inc.	148,096	3,494
Columbia Banking System Inc.	113,145	3,353
National Penn Bancshares Inc.	271,504	3,095
BGC Partners Inc. Class A	329,150	3,012
Community Bank System Inc.	76,998	2,898
Old National Bancorp	224,455	2,765
CVB Financial Corp.	175,234	2,683
Trustmark Corp.	120,986	2,618
Mercury General Corp.	54,082	2,511
Northwest Bancshares Inc.	198,767	2,499
Horace Mann Educators Corp.	79,822	2,452
Provident Financial Services Inc.	122,064	2,397
Kemper Corp.	69,304	2,395
Chemical Financial Corp.	73,860	2,353
Renasant Corp.	73,708	2,340
Artisan Partners Asset Management Inc. Class A	72,270	2,262
BBCN Bancorp Inc.	147,156	2,237
NBT Bancorp Inc.	84,219	2,181
Simmons First National Corp. Class A	47,767	2,117
Independent Bank Corp.	46,293	2,116
Park National Corp.	23,983	2,113
^ Westamerica Bancorporation	46,271	2,021
WesBanco Inc.	68,287	1,982
^ BOK Financial Corp.	39,523	1,977
First Financial Bancorp	118,169	1,891
CNA Financial Corp.	53,228	1,769
Boston Private Financial Holdings Inc.	167,769	1,736
Safety Insurance Group Inc.	29,615	1,671
S&T Bancorp Inc.	61,238	1,654
American National Insurance Co.	16,700	1,623
United Fire Group Inc.	40,721	1,573
NRG Yield Inc.	118,522	1,569
Brookline Bancorp Inc.	137,303	1,532
Oritani Financial Corp.	85,929	1,437
Tompkins Financial Corp.	25,143	1,409
First Commonwealth Financial Corp.	155,766	1,360
Maiden Holdings Ltd.	105,926	1,356
FBL Financial Group Inc. Class A	21,959	1,341
Greenhill & Co. Inc.	53,629	1,275
Sandy Spring Bancorp Inc.	47,421	1,261
City Holding Co.	28,176	1,253
Flushing Financial Corp.	54,110	1,190
Cohen & Steers Inc.	38,860	1,174
Washington Trust Bancorp Inc.	28,664	1,131
Dime Community Bancshares Inc.	58,068	998
1st Source Corp.	32,596	985
Community Trust Bancorp Inc.	27,739	966

TrustCo Bank Corp. NY	173,996	957
Stock Yards Bancorp Inc.	24,189	945
NRG Yield Inc. Class A	72,910	904
BancFirst Corp.	14,844	830
First Financial Corp.	18,574	614
Republic Bancorp Inc. Class A	19,734	527
OFG Bancorp	73,166	411
		2,172,553
Health Care (12.0%)
Johnson & Johnson	5,383,684	562,272
Pfizer Inc.	12,014,770	366,330
Merck & Co. Inc.	5,521,621	279,781
Bristol-Myers Squibb Co.	3,273,367	203,472
AbbVie Inc.	3,371,718	185,107
Eli Lilly & Co.	1,948,302	154,111
Baxalta Inc.	1,063,788	42,562
Baxter International Inc.	1,059,842	38,790
Quest Diagnostics Inc.	281,811	18,507
Healthcare Services Group Inc.	139,765	4,943
Owens & Minor Inc.	117,048	4,056
^,* Innoviva Inc.	172,493	1,728
Kindred Healthcare Inc.	164,133	1,586
Meridian Bioscience Inc.	80,813	1,556
PDL BioPharma Inc.	319,479	1,003
		1,865,804
Industrials (11.7%)
General Electric Co.	18,350,902	534,011
3M Co.	1,207,372	182,313
Boeing Co.	1,195,621	143,630
United Parcel Service Inc. Class B	1,369,830	127,668
Lockheed Martin Corp.	602,390	127,104
Raytheon Co.	594,607	76,252
Automatic Data Processing Inc.	902,694	75,005
Caterpillar Inc.	1,142,210	71,091
Emerson Electric Co.	1,285,965	59,129
Deere & Co.	605,483	46,628
Waste Management Inc.	873,313	46,242
Eaton Corp. plc	913,720	46,152
Norfolk Southern Corp.	591,486	41,700
PACCAR Inc.	691,188	33,917
Paychex Inc.	642,285	30,740
Republic Services Inc. Class A	555,091	24,257
^ Fastenal Co.	524,098	21,257
Xerox Corp.	1,986,320	19,367
CH Robinson Worldwide Inc.	282,083	18,270
ADT Corp.	335,857	9,935
Packaging Corp. of America	193,306	9,826
Bemis Co. Inc.	188,203	9,009
Sonoco Products Co.	184,203	7,278
MDU Resources Group Inc.	380,083	6,416
MSC Industrial Direct Co. Inc. Class A	95,702	6,202
RR Donnelley & Sons Co.	407,648	5,695
National Instruments Corp.	196,215	5,592
Timken Co.	134,197	3,563
ABM Industries Inc.	106,582	3,201
Covanta Holding Corp.	212,127	2,999

	GATX Corp.	69,418	2,845
	MSA Safety Inc.	61,443	2,630
	Applied Industrial Technologies Inc.	62,561	2,405
	Aircastle Ltd.	131,546	2,259
^	Nordic American Tankers Ltd.	167,961	2,135
	Scorpio Tankers Inc.	344,725	2,103
	Brady Corp. Class A	84,433	1,895
	Otter Tail Corp.	63,475	1,767
^	Seaspan Corp. Class A	98,292	1,581
^	Ship Finance International Ltd.	116,553	1,561
	ManTech International Corp. Class A	47,306	1,364
	Greif Inc. Class A	50,351	1,331
	AVX Corp.	101,403	1,164
	General Cable Corp.	94,997	1,113
	Raven Industries Inc.	72,709	1,091
	Harsco Corp.	156,414	1,007
	McGrath RentCorp	37,690	920
^	American Railcar Industries Inc.	16,652	756
	TAL International Group Inc.	64,781	731
	Schnitzer Steel Industries Inc.	51,202	689
	Daktronics Inc.	84,761	681
	H&E Equipment Services Inc.	54,031	629
^	GasLog Ltd.	78,757	588
^	Teekay Corp.	82,251	563
	Myers Industries Inc.	44,065	502
	Powell Industries Inc.	18,200	456
	Textainer Group Holdings Ltd.	41,718	444
	Acacia Research Corp.	99,417	372
^	Navios Maritime Holdings Inc.	142,208	138
			1,830,169
Oil & Gas (10.0%)
	Exxon Mobil Corp.	8,175,353	636,451
	Chevron Corp.	3,706,045	320,462
	Occidental Petroleum Corp.	1,496,907	103,032
	ConocoPhillips	2,410,179	94,190
	Phillips 66	1,045,399	83,789
	Valero Energy Corp.	943,194	64,015
	Kinder Morgan Inc.	3,713,365	61,085
	Spectra Energy Corp.	1,280,035	35,137
	Williams Cos. Inc.	1,466,812	28,309
	National Oilwell Varco Inc.	738,517	24,031
	Columbia Pipeline Group Inc.	764,497	14,181
	Marathon Oil Corp.	1,328,450	12,926
	HollyFrontier Corp.	359,148	12,559
	Helmerich & Payne Inc.	201,068	10,214
	OGE Energy Corp.	386,301	10,133
	PBF Energy Inc. Class A	191,797	6,711
	Murphy Oil Corp.	321,943	6,313
	Ensco plc Class A	458,248	4,482
	Western Refining Inc.	127,147	4,183
	Patterson-UTI Energy Inc.	284,409	4,090
^	Noble Corp. plc	475,345	3,703
^	Golar LNG Ltd.	181,361	3,377
	Targa Resources Corp.	100,208	2,252
	Pattern Energy Group Inc. Class A	109,744	2,080
	SemGroup Corp. Class A	81,316	1,800
	Delek US Holdings Inc.	103,788	1,767

RPC Inc.	124,377	1,551
CVR Energy Inc.	34,773	1,218
^ Denbury Resources Inc.	705,634	1,101
Frank's International NV	65,122	953
Atwood Oceanics Inc.	125,955	772
^ CARBO Ceramics Inc.	38,995	645
Tidewater Inc.	82,385	437
Ocean Rig UDW Inc.	147,851	170
* W&T Offshore Inc.	60,115	117
		1,558,236
Other (0.0%)[2]
* Safeway Inc CVR (Casa Ley) Expire 1/30/2018	364	—
* Safeway Inc CVR (PDC) Expire 1/30/2017	364	—

Technology (13.1%)
Microsoft Corp.	14,111,722	777,415
Intel Corp.	9,281,652	287,917
International Business Machines Corp.	1,901,879	237,336
Cisco Systems Inc.	9,970,491	237,198
QUALCOMM Inc.	2,947,759	133,651
Texas Instruments Inc.	1,988,977	105,277
Analog Devices Inc.	615,232	33,136
Symantec Corp.	1,326,223	26,312
Xilinx Inc.	507,696	25,522
Harris Corp.	242,812	21,117
KLA-Tencor Corp.	306,184	20,511
Linear Technology Corp.	468,535	20,021
CA Inc.	652,133	18,736
Maxim Integrated Products Inc.	559,436	18,685
Microchip Technology Inc.	398,657	17,864
Seagate Technology plc	568,787	16,523
Pitney Bowes Inc.	387,409	7,585
Garmin Ltd.	209,338	7,365
Leidos Holdings Inc.	117,352	5,412
Cypress Semiconductor Corp.	652,604	5,129
Diebold Inc.	127,098	3,523
Lexmark International Inc. Class A	120,004	3,385
Science Applications International Corp.	74,298	3,167
Intersil Corp. Class A	214,529	2,789
Cogent Communications Holdings Inc.	83,319	2,784
West Corp.	116,221	2,105
Brooks Automation Inc.	122,173	1,164
Quality Systems Inc.	88,787	1,164
Computer Programs & Systems Inc.	21,095	1,108
Epiq Systems Inc.	59,438	744
Comtech Telecommunications Corp.	31,504	615
		2,045,260
Telecommunications (5.6%)
AT&T Inc.	12,113,461	436,811
Verizon Communications Inc.	7,998,323	399,676
CenturyLink Inc.	1,078,013	27,403
Frontier Communications Corp.	2,294,850	10,442
Consolidated Communications Holdings Inc.	98,760	1,979
^ Windstream Holdings Inc.	199,762	1,153
EarthLink Holdings Corp.	162,157	960
		878,424

Utilities (8.5%)
Duke Energy Corp.	1,354,970	102,029
NextEra Energy Inc.	885,969	98,972
Southern Co.	1,782,524	87,201
Dominion Resources Inc.	1,162,373	83,888
American Electric Power Co. Inc.	952,926	58,100
Exelon Corp.	1,799,447	53,210
PG&E Corp.	957,299	52,565
Sempra Energy	482,583	45,725
PPL Corp.	1,299,312	45,554
Public Service Enterprise Group Inc.	999,035	41,260
Consolidated Edison Inc.	570,774	39,606
Edison International	639,421	39,516
Xcel Energy Inc.	988,198	37,769
WEC Energy Group Inc.	621,866	34,346
Eversource Energy	620,968	33,408
DTE Energy Co.	352,241	29,944
FirstEnergy Corp.	829,472	27,422
Entergy Corp.	350,513	24,739
American Water Works Co. Inc.	351,555	22,819
Ameren Corp.	474,242	21,303
CMS Energy Corp.	542,150	21,079
SCANA Corp.	252,276	15,881
CenterPoint Energy Inc.	839,523	15,002
Alliant Energy Corp.	221,694	14,485
Pinnacle West Capital Corp.	214,623	14,232
AGL Resources Inc.	220,194	13,995
Atmos Energy Corp.	197,355	13,661
Pepco Holdings Inc.	492,712	13,146
NiSource Inc.	625,647	13,145
AES Corp.	1,320,812	12,548
TECO Energy Inc.	457,592	12,410
Westar Energy Inc. Class A	277,530	12,089
UGI Corp.	338,686	11,515
ONEOK Inc.	408,628	10,179
Piedmont Natural Gas Co. Inc.	154,374	9,145
Aqua America Inc.	284,689	8,976
Great Plains Energy Inc.	286,935	8,000
Questar Corp.	344,150	7,017
IDACORP Inc.	97,866	6,810
Vectren Corp.	161,994	6,778
Portland General Electric Co.	174,234	6,772
WGL Holdings Inc.	97,462	6,509
Cleco Corp.	118,447	6,294
Hawaiian Electric Industries Inc.	200,987	6,014
New Jersey Resources Corp.	168,677	5,941
ONE Gas Inc.	103,272	5,841
Southwest Gas Corp.	93,234	5,485
NorthWestern Corp.	94,318	5,267
Laclede Group Inc.	78,854	5,042
PNM Resources Inc.	156,701	4,922
Black Hills Corp.	98,896	4,874
ALLETE Inc.	89,992	4,761
Avista Corp.	122,133	4,523
* Avangrid Inc.	108,912	4,188
South Jersey Industries Inc.	135,953	3,380
MGE Energy Inc.	67,297	3,261

American States Water Co.			71,497	3,246
El Paso Electric Co.			79,217	3,242
Northwest Natural Gas Co.			53,764	2,793
Empire District Electric Co.			85,089	2,496
California Water Service Group			92,953	2,332
^ Abengoa Yield plc			94,784	1,607
SJW Corp.			30,674	1,000
* Talen Energy Corp.			125,358	896
				1,320,155
Total Common Stocks (Cost $14,314,611)				15,576,139
	Coupon
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
[3,4] Vanguard Market Liquidity Fund	0.441%		49,845,135	49,845

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[5,6] Federal Home Loan Bank Discount Notes	0.572%	6/22/16	5,000	4,993
Total Temporary Cash Investments (Cost $54,834)				54,838
Total Investments (100.1%) (Cost $14,369,445)				15,630,977
Other Assets and Liabilities-Net (-0.1%)[4]				(20,940)
Net Assets (100%)				15,610,037

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $38,725,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund’s benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $41,439,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $1,797,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

High Dividend Yield Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	15,576,139	—	—
Temporary Cash Investments	49,845	4,993	—
Futures Contracts—Assets[1]	894	—	—
Total	15,626,878	4,993	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	362	34,935	(1,347)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High Dividend Yield Index Fund

D. At January 31, 2016, the cost of investment securities for tax purposes was $14,370,366,000. Net unrealized appreciation of investment securities for tax purposes was $1,260,611,000, consisting of unrealized gains of $2,231,091,000 on securities that had risen in value since their purchase and $970,480,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments
As of January 31, 2016

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Angola	9.500%	11/12/25	1,000	835
1	Republic of Angola Via Northern Lights III BV	7.000%	8/16/19	703	661
Total Angola (Cost $1,721)					1,496
Argentina (1.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.7%)
1	City of Buenos Aires Argentina	8.950%	2/19/21	200	211
1	Provincia de Buenos Aires	10.875%	1/26/21	350	371
1	Provincia de Buenos Aires	9.950%	6/9/21	600	619
1,2	Provincia de Buenos Aires	9.950%	6/9/21	400	413
	Provincia de Cordoba	12.375%	8/17/17	500	522
3	Republic of Argentina	8.750%	6/2/17	1,050	1,185
3	Republic of Argentina	8.280%	12/31/33	2,172	2,443
3	Republic of Argentina	8.280%	12/31/33	1,012	1,098
1,3	Republic of Argentina	2.500%	12/31/38	4,794	2,876
	YPF SA	8.875%	12/19/18	500	510
2	YPF SA	8.875%	12/19/18	50	51
1	YPF SA	8.750%	4/4/24	1,145	1,093
	YPF SA	8.500%	7/28/25	975	905
Total Argentina (Cost $10,999)					12,297
Armenia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Republic of Armenia	6.000%	9/30/20	200	191
	Republic of Armenia	6.000%	9/30/20	200	193
	Republic of Armenia	7.150%	3/26/25	200	193
Total Armenia (Cost $588)					577
Azerbaijan (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	International Bank of Azerbaijan OJSC	5.625%	6/11/19	400	334
2	Republic of Azerbaijan	4.750%	3/18/24	400	356
	Republic of Azerbaijan	4.750%	3/18/24	300	268
	State Oil Co. of the Azerbaijan Republic	5.450%	2/9/17	200	203
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	1,500	1,230
	State Oil Co. of the Azerbaijan Republic	6.950%	3/18/30	200	164
Total Azerbaijan (Cost $2,909)					2,555
Bahrain (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Bahrain Mumtalakat Holding Co. BSC	4.000%	11/25/21	250	236
	Batelco International Finance No. 1 Ltd.	4.250%	5/1/20	400	380
	Kingdom of Bahrain	6.273%	11/22/18	550	585
2	Kingdom of Bahrain	5.500%	3/31/20	1,650	1,675
2	Kingdom of Bahrain	6.125%	7/5/22	800	806
2	Kingdom of Bahrain	6.125%	8/1/23	150	150
	Kingdom of Bahrain	6.125%	8/1/23	425	426
2	Kingdom of Bahrain	7.000%	1/26/26	1,000	996
2	Kingdom of Bahrain	6.000%	9/19/44	500	378

Kingdom of Bahrain	6.000%	9/19/44	400	303
Total Bahrain (Cost $6,337)				5,935
Belarus (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
Republic of Belarus	8.950%	1/26/18	350	359
Total Belarus (Cost $331)				359
Belize (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
1 Belize	5.000%	2/20/38	200	129
Total Belize (Cost $140)				129
Bermuda (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2 Bermuda	5.603%	7/20/20	200	220
2 Bermuda	4.854%	2/6/24	150	154
Bermuda	4.854%	2/6/24	400	407
Total Bermuda (Cost $780)				781
Bolivia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Plurinational State of Bolivia	4.875%	10/29/22	200	206
Plurinational State of Bolivia	5.950%	8/22/23	200	220
Total Bolivia (Cost $395)				426
Brazil (6.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.9%)
Banco do Brasil SA	3.875%	1/23/17	94	95
Banco do Brasil SA	6.000%	1/22/20	200	196
Banco do Brasil SA	5.375%	1/15/21	375	327
Banco do Brasil SA	5.875%	1/26/22	575	497
Banco do Brasil SA	3.875%	10/10/22	1,426	1,141
Banco do Brasil SA	5.875%	1/19/23	450	377
1 Banco do Brasil SA	8.500%	10/29/49	950	750
Banco Nacional de Desenvolvimento
Economico e Social	6.369%	6/16/18	1,625	1,629
Banco Nacional de Desenvolvimento
Economico e Social	6.500%	6/10/19	1,550	1,527
Banco Nacional de Desenvolvimento
Economico e Social	5.750%	9/26/23	1,000	858
Caixa Economica Federal	2.375%	11/6/17	775	727
2 Caixa Economica Federal	4.500%	10/3/18	200	188
Caixa Economica Federal	4.500%	10/3/18	600	565
Caixa Economica Federal	4.250%	5/13/19	1,200	1,100
Caixa Economica Federal	3.500%	11/7/22	150	114
Centrais Eletricas Brasileiras SA	6.875%	7/30/19	550	495
Centrais Eletricas Brasileiras SA	5.750%	10/27/21	1,300	997
Federative Republic of Brazil	5.875%	1/15/19	2,020	2,106
Federative Republic of Brazil	8.875%	10/14/19	175	201
Federative Republic of Brazil	4.875%	1/22/21	3,306	3,157
Federative Republic of Brazil	2.625%	1/5/23	2,606	2,069
Federative Republic of Brazil	8.875%	4/15/24	707	792
Federative Republic of Brazil	4.250%	1/7/25	2,172	1,827
Federative Republic of Brazil	8.750%	2/4/25	350	392
Federative Republic of Brazil	10.125%	5/15/27	916	1,124
Federative Republic of Brazil	8.250%	1/20/34	1,725	1,738
Federative Republic of Brazil	7.125%	1/20/37	1,640	1,501

Federative Republic of Brazil	5.625%	1/7/41	2,376	1,806
Federative Republic of Brazil	5.000%	1/27/45	1,661	1,162
4 Petrobras Global Finance BV	1.990%	5/20/16	350	346
Petrobras Global Finance BV	2.000%	5/20/16	400	400
4 Petrobras Global Finance BV	2.886%	3/17/17	550	512
Petrobras Global Finance BV	3.250%	3/17/17	800	752
4 Petrobras Global Finance BV	2.762%	1/15/19	750	551
Petrobras Global Finance BV	3.000%	1/15/19	1,565	1,189
Petrobras Global Finance BV	4.875%	3/17/20	1,925	1,441
Petrobras Global Finance BV	4.375%	5/20/23	1,150	753
Petrobras Global Finance BV	6.250%	3/17/24	2,700	1,941
Petrobras Global Finance BV	5.625%	5/20/43	100	60
Petrobras Global Finance BV	7.250%	3/17/44	200	132
Petrobras Global Finance BV	6.850%	6/5/15	2,475	1,559
Petrobras International Finance Co. SA	6.125%	10/6/16	400	400
Petrobras International Finance Co. SA	3.500%	2/6/17	920	874
Petrobras International Finance Co. SA	5.875%	3/1/18	1,255	1,098
Petrobras International Finance Co. SA	8.375%	12/10/18	350	326
Petrobras International Finance Co. SA	7.875%	3/15/19	1,600	1,392
Petrobras International Finance Co. SA	5.750%	1/20/20	2,350	1,842
Petrobras International Finance Co. SA	5.375%	1/27/21	3,105	2,333
Petrobras International Finance Co. SA	6.875%	1/20/40	1,565	986
Petrobras International Finance Co. SA	6.750%	1/27/41	2,877	1,805
Total Brazil (Cost $58,149)				50,150
Cameroon (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
1 Republic of Cameroon	9.500%	11/19/25	500	429
Total Cameroon (Cost $492)				420
Chile (1.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.8%)
2 Banco del Estado de Chile	2.000%	11/9/17	385	383
2 Banco del Estado de Chile	4.125%	10/7/20	200	210
2 Banco del Estado de Chile	3.875%	2/8/22	425	430
Chile Government International Bond	3.125%	1/21/26	3,090	3,048
2 Corp. Nacional del Cobre de Chile	7.500%	1/15/19	800	893
2 Corp. Nacional del Cobre de Chile	3.750%	11/4/20	300	301
Corp. Nacional del Cobre de Chile	3.750%	11/4/20	800	799
2 Corp. Nacional del Cobre de Chile	3.875%	11/3/21	800	780
Corp. Nacional del Cobre de Chile	3.875%	11/3/21	400	389
2 Corp. Nacional del Cobre de Chile	3.000%	7/17/22	150	138
Corp. Nacional del Cobre de Chile	3.000%	7/17/22	200	184
2 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	146
Corp. Nacional del Cobre de Chile	4.500%	8/13/23	475	463
Corp. Nacional del Cobre de Chile	4.500%	9/16/25	500	480
2 Corp. Nacional del Cobre de Chile	5.625%	9/21/35	300	284
2 Corp. Nacional del Cobre de Chile	6.150%	10/24/36	100	99
2 Corp. Nacional del Cobre de Chile	4.250%	7/17/42	400	307
2 Corp. Nacional del Cobre de Chile	5.625%	10/18/43	200	185
Corp. Nacional del Cobre de Chile	5.625%	10/18/43	900	839
2 Corp. Nacional del Cobre de Chile	4.875%	11/4/44	400	333
Corp. Nacional del Cobre de Chile	4.875%	11/4/44	600	504
2 Empresa de Transporte de Pasajeros Metro
SA	4.750%	2/4/24	200	204
2 Empresa Nacional del Petroleo	5.250%	8/10/20	500	521
2 Empresa Nacional del Petroleo	4.750%	12/6/21	400	404

Empresa Nacional del Petroleo	4.375%	10/30/24	500	479
Republic of Chile	3.625%	10/30/42	300	267
Total Chile (Cost $13,400)				13,070
China (13.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (13.3%)
Agricultural Bank Of China	2.000%	5/21/18	1,300	1,300
Agricultural Bank Of China	2.750%	5/21/20	250	254
Agricultural Bank of China Ltd.	2.250%	12/9/17	500	503
Amber Circle Funding Ltd.	2.000%	12/4/17	200	200
Amber Circle Funding Ltd.	3.250%	12/4/22	600	610
Amipeace Ltd.	2.000%	12/6/16	250	250
Bank of China Ltd.	3.125%	1/23/19	200	205
Bank of China Ltd.	2.875%	6/30/20	1,400	1,429
2 Bank of China Ltd.	5.000%	11/13/24	500	516
Bank of China Ltd.	5.000%	11/13/24	900	928
Bank of China Ltd.	3.875%	6/30/25	1,000	1,046
Bao-trans Enterprises Ltd.	3.750%	12/12/18	725	736
Beijing State-Owned Assets Management
Hong Kong	4.125%	5/26/25	500	492
Bluestar Finance Holdings Ltd.	3.500%	6/11/18	1,000	1,001
BOC Aviation Pte Ltd.	2.875%	10/10/17	300	303
BOC Aviation Pte Ltd.	3.000%	3/30/20	800	801
BOC Aviation Pte Ltd.	4.375%	5/2/23	200	207
1 CCCI Treasure Ltd.	3.500%	12/29/49	550	540
Century Master Investment Co. Ltd.	4.750%	9/19/18	200	209
CGNPC International Ltd.	4.000%	5/19/25	500	510
Charming Light Investments Ltd.	3.750%	9/3/19	1,050	1,067
China Cinda Finance 2014 Ltd.	4.000%	5/14/19	500	510
China Cinda Finance 2014 Ltd.	5.625%	5/14/24	200	210
China Cinda Finance 2015 I Ltd.	3.125%	4/23/20	2,000	1,975
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	800	760
China Clean Energy Development Ltd.	4.000%	11/5/25	600	601
China Construction Bank Asia Corp. Ltd.	3.250%	7/2/19	700	722
1 China Construction Bank Asia Corp. Ltd.	4.250%	8/20/24	400	406
1 China Construction Bank Corp.	3.875%	5/13/25	1,400	1,401
China Development Bank Corp.	2.500%	10/9/20	500	508
China Great Wall International Holdings Ltd.	2.500%	9/17/17	200	201
1 China Life Insurance Co. Ltd.	4.000%	7/3/75	1,000	977
2 China Resources Gas Group Ltd.	4.500%	4/5/22	400	424
China Resources Land Ltd.	4.375%	2/27/19	450	468
China Resources Land Ltd.	6.000%	2/27/24	400	449
China Shenhua Overseas Capital Co. Ltd.	3.125%	1/20/20	450	453
China Shenhua Overseas Capital Co. Ltd.	3.875%	1/20/25	400	396
CITIC Ltd.	6.375%	4/10/20	1,000	1,125
CITIC Ltd.	6.800%	1/17/23	1,500	1,752
1 CITIC Ltd.	8.625%	5/29/49	700	786
CITIC Securities Finance MTN Co. Ltd.	3.500%	10/30/19	400	400
2 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	311
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	2,370	2,459
2 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	1,388	1,460
2 CNOOC Finance 2011 Ltd.	5.750%	1/26/41	200	236
2 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,200	1,232
2 CNOOC Finance 2012 Ltd.	5.000%	5/2/42	200	212
CNOOC Finance 2013 Ltd.	1.750%	5/9/18	200	198
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	850	806
CNOOC Finance 2013 Ltd.	4.250%	5/9/43	200	191

	CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	750	747
	CNOOC Finance 2015 USA LLC	3.500%	5/5/25	600	578
	CNOOC Nexen Finance 2014 ULC	1.625%	4/30/17	1,050	1,048
	CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,810	1,851
	CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	900	939
2	CNPC General Capital Ltd.	2.750%	4/19/17	50	51
2,4	CNPC General Capital Ltd.	1.262%	5/14/17	200	200
4	CNPC General Capital Ltd.	1.262%	5/14/17	500	499
	CNPC General Capital Ltd.	1.950%	4/16/18	350	348
2	CNPC General Capital Ltd.	2.750%	5/14/19	200	201
	CNPC General Capital Ltd.	2.750%	5/14/19	450	453
	CNPC General Capital Ltd.	2.700%	11/25/19	1,200	1,209
2	CNPC General Capital Ltd.	3.950%	4/19/22	200	208
	CNPC General Capital Ltd.	3.400%	4/16/23	250	246
2	CNPC HK Overseas Capital Ltd.	4.500%	4/28/21	1,275	1,362
2	CNPC HK Overseas Capital Ltd.	5.950%	4/28/41	400	477
	COSCO Finance 2011 Ltd.	4.000%	12/3/22	750	768
2	COSL Finance BVI Ltd.	3.250%	9/6/22	550	526
	COSL Singapore Capital Ltd.	3.500%	7/30/20	1,200	1,218
1	CRCC Yupeng Ltd.	3.950%	2/28/49	300	303
	CRCC Yuxiang Ltd.	3.500%	5/16/23	750	742
1	Dianjian Haixing Ltd.	4.050%	10/29/49	200	201
	Eastern Creation II Investment Holdings Ltd.	2.625%	11/20/17	400	402
2	Export-Import Bank of China	2.500%	7/31/19	700	709
	Export-Import Bank of China	2.500%	7/31/19	660	670
2	Export-Import Bank of China/The via Avi
	Funding Co. Ltd.	2.850%	9/16/20	1,400	1,410
	Export-Import Bank of China/The via Avi
	Funding Co. Ltd.	3.800%	9/16/25	500	514
	Franshion Brilliant Ltd.	5.750%	3/19/19	200	210
2	Franshion Development Ltd.	6.750%	4/15/21	500	555
	Franshion Investment Ltd.	4.700%	10/26/17	200	204
	Hebei Iron & Steel Hong Kong International
	Trade Co. Ltd.	2.750%	10/27/17	200	201
	Huarong Finance Co. Ltd.	4.000%	7/17/19	700	720
	Huarong Finance II Co. Ltd.	3.500%	1/16/18	250	254
	Huarong Finance II Co. Ltd.	2.875%	11/19/18	1,200	1,201
	Huarong Finance II Co. Ltd.	4.500%	1/16/20	850	884
	Huarong Finance II Co. Ltd.	5.500%	1/16/25	1,300	1,356
	Huarong Finance II Co. Ltd.	5.000%	11/19/25	400	405
	Shanghai Electric Group Global Investment
	Ltd.	3.000%	8/14/19	500	503
	ICBCIL Finance Co. Ltd.	3.250%	3/17/20	800	808
	ICBCIL Finance Co. Ltd.	3.200%	11/10/20	500	504
	Industrial & Commercial Bank of China Ltd.	5.125%	11/30/20	450	489
	Industrial & Commercial Bank of China Ltd.	2.351%	11/13/17	1,000	1,008
	Industrial & Commercial Bank of China Ltd.	2.500%	11/21/17	600	606
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	1,250	1,291
	Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	1,550	1,587
	King Power Capital Ltd.	5.625%	11/3/24	500	527
	Kunlun Energy Co. Ltd.	3.750%	5/13/25	350	341
	MCC Holding Hong Kong Corp. Ltd.	2.625%	6/16/17	200	201
	MCC Holding Hong Kong Corp. Ltd.	2.500%	8/28/17	400	401
	Minmetals Bounteous Finance BVI Ltd.	4.750%	7/30/25	600	609
	Nexen Energy ULC	7.875%	3/15/32	100	133
	Nexen Energy ULC	5.875%	3/10/35	808	872
	Nexen Energy ULC	6.400%	5/15/37	725	847

	Nexen Energy ULC	7.500%	7/30/39	300	382
	Prosperous Ray Ltd.	3.000%	11/12/18	400	404
	Prosperous Ray Ltd.	4.625%	11/12/23	350	375
	Shanghai Electric Power Finance Ltd.	3.625%	8/11/20	600	614
	Sino-Ocean Land Treasure Finance I Ltd.	4.625%	7/30/19	900	914
	Sino-Ocean Land Treasure Finance I Ltd.	6.000%	7/30/24	350	345
	Sino-Ocean Land Treasure Finance II Ltd.	4.450%	2/4/20	400	400
	Sino-Ocean Land Treasure Finance II Ltd.	5.950%	2/4/27	250	243
1,2	Sinochem Global Capital Co. Ltd.	5.000%	12/29/49	200	205
2	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	202
	Sinochem Offshore Capital Co. Ltd.	3.250%	4/29/19	200	203
2	Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	875	928
2	Sinochem Overseas Capital Co. Ltd.	6.300%	11/12/40	450	556
	Sinopec Capital 2013 Ltd.	1.875%	4/24/18	600	596
2	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	400	387
	Sinopec Capital 2013 Ltd.	3.125%	4/24/23	1,000	975
	Sinopec Capital 2013 Ltd.	4.250%	4/24/43	200	193
	Sinopec Group Overseas Development	3.900%	5/17/22	407	421
2	Sinopec Group Overseas Development 2012
	Ltd.	2.750%	5/17/17	775	784
2	Sinopec Group Overseas Development 2012
	Ltd.	3.900%	5/17/22	1,119	1,162
2	Sinopec Group Overseas Development 2012
	Ltd.	4.875%	5/17/42	775	807
	Sinopec Group Overseas Development 2013
	Ltd.	2.500%	10/17/18	300	303
	Sinopec Group Overseas Development 2013
	Ltd.	4.375%	10/17/23	825	865
	Sinopec Group Overseas Development 2013
	Ltd.	5.375%	10/17/43	200	228
4	Sinopec Group Overseas Development 2014
	Ltd.	1.397%	4/10/17	600	599
2	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	1,000	1,000
	Sinopec Group Overseas Development 2014
	Ltd.	1.750%	4/10/17	625	625
2	Sinopec Group Overseas Development 2014
	Ltd.	2.750%	4/10/19	400	404
	Sinopec Group Overseas Development 2014
	Ltd.	4.375%	4/10/24	800	842
	Sinopec Group Overseas Development 2015
	Ltd.	2.500%	4/28/20	3,400	3,380
	Sinopec Group Overseas Development 2015
	Ltd.	3.250%	4/28/25	700	682
	Sinopec Group Overseas Development 2015
	Ltd.	4.100%	4/28/45	600	560
	Skysea International Capital Management	4.875%	12/7/21	400	440
	State Elite Global Ltd.	3.125%	1/20/20	850	870
2	State Grid Overseas Investment 2013 Ltd.	1.750%	5/22/18	200	199
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	910	917
2	State Grid Overseas Investment 2013 Ltd.	4.375%	5/22/43	200	208
2	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	700	712
	State Grid Overseas Investment 2014 Ltd.	2.750%	5/7/19	1,070	1,089
	State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	1,100	1,189
2	State Grid Overseas Investment 2014 Ltd.	4.850%	5/7/44	350	390
	Three Gorges Finance I Cayman Islands Ltd.	3.700%	6/10/25	500	521

Total China (Cost $95,606)				96,452
Colombia (3.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
Ecopetrol SA	7.625%	7/23/19	1,325	1,375
Ecopetrol SA	5.875%	9/18/23	390	341
Ecopetrol SA	4.125%	1/16/25	675	513
Ecopetrol SA	5.375%	6/26/26	1,500	1,200
Ecopetrol SA	7.375%	9/18/43	700	536
Ecopetrol SA	5.875%	5/28/45	1,200	828
Empresa de Energia de Bogota SA ESP	6.125%	11/10/21	900	888
Empresas Publicas de Medellin ESP	7.625%	7/29/19	300	330
Oleoducto Central SA	4.000%	5/7/21	200	182
Republic of Colombia	7.375%	1/27/17	725	761
Republic of Colombia	7.375%	3/18/19	1,735	1,928
Republic of Colombia	11.750%	2/25/20	350	447
Republic of Colombia	4.375%	7/12/21	1,434	1,435
1 Republic of Colombia	2.625%	3/15/23	675	592
Republic of Colombia	4.000%	2/26/24	2,245	2,116
Republic of Colombia	8.125%	5/21/24	540	637
1 Republic of Colombia	4.500%	1/28/26	1,500	1,421
Republic of Colombia	7.375%	9/18/37	1,050	1,108
Republic of Colombia	6.125%	1/18/41	1,507	1,398
1 Republic of Colombia	5.625%	2/26/44	1,934	1,697
1 Republic of Colombia	5.000%	6/15/45	2,000	1,635
Transportadora de Gas Internacional SA ESP	5.700%	3/20/22	200	194
Total Colombia (Cost $24,147)				21,562
Costa Rica (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
Banco de Costa Rica	5.250%	8/12/18	250	248
2 Banco Nacional de Costa Rica	4.875%	11/1/18	200	200
Banco Nacional de Costa Rica	4.875%	11/1/18	400	394
Banco Nacional de Costa Rica	6.250%	11/1/23	200	193
Instituto Costarricense de Electricidad	6.950%	11/10/21	475	466
Instituto Costarricense de Electricidad	6.375%	5/15/43	200	144
Republic of Costa Rica	4.250%	1/26/23	900	799
Republic of Costa Rica	5.625%	4/30/43	1,200	870
Republic of Costa Rica	7.000%	4/4/44	600	504
Republic of Costa Rica	7.158%	3/12/45	600	508
Total Costa Rica (Cost $4,683)				4,326
Cote D'Ivoire (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
Republic of Cote d'Ivoire	5.375%	7/23/24	550	474
1 Republic of Cote d'Ivoire	6.375%	3/3/28	500	440
1 Republic of Cote d'Ivoire	5.750%	12/31/32	1,795	1,566
Total Cote D'Ivoire (Cost $2,691)				2,480
Croatia (1.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.1%)
Hrvatska Elektroprivreda	5.875%	10/23/22	500	507
Republic of Croatia	6.250%	4/27/17	1,212	1,256
Republic of Croatia	6.750%	11/5/19	1,000	1,085
Republic of Croatia	6.625%	7/14/20	1,094	1,188
Republic of Croatia	6.375%	3/24/21	1,600	1,734
Republic of Croatia	5.500%	4/4/23	700	729

	Republic of Croatia	6.000%	1/26/24	1,335	1,432
Total Croatia (Cost $7,844)					7,931
Dominican Republic (0.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.9%)
1	Dominican Republic	7.500%	5/6/21	752	793
	Dominican Republic	6.600%	1/28/24	250	251
1	Dominican Republic	5.875%	4/18/24	1,400	1,349
	Dominican Republic	5.500%	1/27/25	1,450	1,360
	Dominican Republic	6.875%	1/29/26	800	810
	Dominican Republic	7.450%	4/30/44	450	433
2	Dominican Republic	6.850%	1/27/45	1,000	904
1	Dominican Republic	6.850%	1/27/45	644	581
Total Dominican Republic (Cost $6,874)					6,481
Ecuador (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Republic of Ecuador	7.950%	6/20/24	1,550	1,072
	Republic of Ecuador	10.500%	3/24/20	900	672
Total Ecuador (Cost $2,325)					1,744
Egypt (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	African Export-Import Bank	3.875%	6/4/18	250	247
	African Export-Import Bank	4.750%	7/29/19	200	203
	Arab Republic of Egypt	5.750%	4/29/20	812	805
	Arab Republic of Egypt	5.875%	6/11/25	1,000	839
	Arab Republic of Egypt	6.875%	4/30/40	300	240
Total Egypt (Cost $2,581)					2,334
El Salvador (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
	Republic of El Salvador	7.375%	12/1/19	345	332
	Republic of El Salvador	7.750%	1/24/23	535	498
	Republic of El Salvador	5.875%	1/30/25	300	237
	Republic of El Salvador	6.375%	1/18/27	400	316
2	Republic of El Salvador	6.375%	1/18/27	300	236
	Republic of El Salvador	8.250%	4/10/32	778	676
	Republic of El Salvador	7.650%	6/15/35	990	780
	Republic of El Salvador	7.625%	2/1/41	308	239
Total El Salvador (Cost $4,030)					3,314
Ethiopia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	650	559
Total Ethiopia (Cost $635)					559
Gabon (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1,2	Gabonese Republic	6.375%	12/12/24	400	306
1	Gabonese Republic	6.375%	12/12/24	861	657
	Gabonese Republic	6.950%	6/16/25	200	152
Total Gabon (Cost $1,421)					1,115
Georgia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Georgian Railway JSC	7.750%	7/11/22	200	202
	Republic of Georgia	6.875%	4/12/21	200	207

Total Georgia (Cost $444)					409
Ghana (0.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.3%)
	Republic of Ghana	8.500%	10/4/17	300	276
2	Republic of Ghana	7.875%	8/7/23	400	291
	Republic of Ghana	7.875%	8/7/23	200	145
1,2	Republic of Ghana	8.125%	1/18/26	300	216
1	Republic of Ghana	8.125%	1/18/26	250	180
1	Republic of Ghana	10.750%	10/14/30	1,000	945
Total Ghana (Cost $2,435)					2,053
Guatemala (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Guatemala	5.750%	6/6/22	700	720
	Republic of Guatemala	4.875%	2/13/28	400	377
Total Guatemala (Cost $1,127)					1,097
Honduras (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Republic of Honduras	8.750%	12/16/20	500	545
1	Republic of Honduras	7.500%	3/15/24	200	203
Total Honduras (Cost $728)					748
Hungary (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
5	Magyar Export-Import Bank Zrt	5.500%	2/12/18	750	788
2,5	MFB Magyar Fejlesztesi Bank Zrt	6.250%	10/21/20	400	440
	Republic of Hungary	4.125%	2/19/18	1,150	1,194
	Republic of Hungary	4.000%	3/25/19	500	520
	Republic of Hungary	6.250%	1/29/20	1,315	1,463
	Republic of Hungary	6.375%	3/29/21	2,472	2,803
	Republic of Hungary	5.375%	2/21/23	1,762	1,923
	Republic of Hungary	5.750%	11/22/23	1,370	1,534
	Republic of Hungary	5.375%	3/25/24	1,515	1,671
	Republic of Hungary	7.625%	3/29/41	1,050	1,435
Total Hungary (Cost $13,452)					13,771
India (2.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.0%)
	Bank of Baroda	4.875%	7/23/19	975	1,034
	Bank of India	3.625%	9/21/18	350	357
	Bank of India	3.125%	5/6/20	400	396
	Bank of India	6.250%	2/16/21	400	450
	Bharat Petroleum Corp. Ltd.	4.625%	10/25/22	400	415
	Bharat Petroleum Corp. Ltd.	4.000%	5/8/25	400	387
	Canara Bank	5.250%	10/18/18	200	212
	Export-Import Bank of India	4.000%	8/7/17	675	694
	Export-Import Bank of India	2.750%	4/1/20	1,000	994
	Export-Import Bank of India	4.000%	1/14/23	400	408
	IDBI Bank Ltd.	4.375%	3/26/18	200	205
	IDBI Bank Ltd.	3.750%	1/25/19	600	602
	Indian Oil Corp. Ltd.	5.625%	8/2/21	500	549
	Indian Oil Corp. Ltd.	5.750%	8/1/23	400	436
	Indian Overseas Bank	4.625%	2/21/18	400	410
	Indian Railway Finance Corp. Ltd.	3.917%	2/26/19	200	206
	NTPC Ltd.	5.625%	7/14/21	400	445

NTPC Ltd.	4.750%	10/3/22	200	213
NTPC Ltd.	4.375%	11/26/24	400	408
Oil India Ltd.	3.875%	4/17/19	600	612
Oil India Ltd.	5.375%	4/17/24	250	263
ONGC Videsh Ltd.	3.250%	7/15/19	500	501
ONGC Videsh Ltd.	3.750%	5/7/23	400	389
ONGC Videsh Ltd.	4.625%	7/15/24	500	505
Power Grid Corp. of India Ltd.	3.875%	1/17/23	200	199
State Bank of India	4.125%	8/1/17	250	257
State Bank of India	3.250%	4/18/18	900	915
State Bank of India	3.622%	4/17/19	1,100	1,124
2 State Bank of India	4.875%	4/17/24	400	430
Syndicate Bank	4.125%	4/12/18	200	205
Total India (Cost $14,086)				14,221
Indonesia (6.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (6.1%)
Bank Negara Indonesia Persero Tbk PT	4.125%	4/27/17	400	405
Lembaga Pembiayaan Ekspor Indonesia	3.750%	4/26/17	300	303
Majapahit Holding BV	7.250%	6/28/17	200	212
Majapahit Holding BV	8.000%	8/7/19	350	391
Majapahit Holding BV	7.750%	1/20/20	1,525	1,696
Majapahit Holding BV	7.875%	6/29/37	400	425
2 Pelabuhan Indonesia II PT	4.250%	5/5/25	600	528
Pelabuhan Indonesia II PT	4.250%	5/5/25	400	356
2 Pelabuhan Indonesia III PT	4.875%	10/1/24	200	192
Pertamina Persero PT	5.250%	5/23/21	450	444
Pertamina Persero PT	4.875%	5/3/22	1,850	1,753
2 Pertamina Persero PT	4.300%	5/20/23	430	391
Pertamina Persero PT	4.300%	5/20/23	250	226
Pertamina Persero PT	6.500%	5/27/41	200	173
2 Pertamina Persero PT	6.000%	5/3/42	750	611
Pertamina Persero PT	6.000%	5/3/42	1,250	1,019
2 Pertamina Persero PT	5.625%	5/20/43	200	152
Pertamina Persero PT	5.625%	5/20/43	425	327
Pertamina Persero PT	6.450%	5/30/44	900	774
2 Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	392
Perusahaan Gas Negara Persero Tbk PT	5.125%	5/16/24	400	388
Perusahaan Listrik Negara PT	5.500%	11/22/21	950	968
Perusahaan Listrik Negara PT	5.250%	10/24/42	500	389
Perusahaan Penerbit SBSN Indonesia II	4.000%	11/21/18	600	624
2 Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	200	218
Perusahaan Penerbit SBSN Indonesia III	6.125%	3/15/19	400	437
Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	628	586
2 Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	583
6 Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	950	919
Republic of Indonesia	6.875%	3/9/17	950	1,005
Republic of Indonesia	6.875%	1/17/18	1,957	2,128
Republic of Indonesia	11.625%	3/4/19	2,386	2,994
2 Republic of Indonesia	5.875%	3/13/20	350	385
Republic of Indonesia	5.875%	3/13/20	810	889
Republic of Indonesia	4.875%	5/5/21	2,300	2,409
Republic of Indonesia	3.750%	4/25/22	950	926
Republic of Indonesia	3.375%	4/15/23	1,100	1,039
Republic of Indonesia	5.375%	10/17/23	709	755
Republic of Indonesia	5.875%	1/15/24	1,000	1,095
2 Republic of Indonesia	4.125%	1/15/25	200	196

Republic of Indonesia	4.125%	1/15/25	400	392
Republic of Indonesia	4.750%	1/8/26	1,500	1,522
Republic of Indonesia	8.500%	10/12/35	1,200	1,515
Republic of Indonesia	6.625%	2/17/37	1,267	1,356
Republic of Indonesia	7.750%	1/17/38	1,520	1,801
Republic of Indonesia	5.250%	1/17/42	1,300	1,219
Republic of Indonesia	4.625%	4/15/43	2,175	1,930
2 Republic of Indonesia	6.750%	1/15/44	100	109
Republic of Indonesia	6.750%	1/15/44	850	930
Republic of Indonesia	5.125%	1/15/45	2,869	2,683
Republic of Indonesia	5.950%	1/8/46	1,000	1,035
Total Indonesia (Cost $45,403)				44,195
Iraq (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
1 Republic of Iraq	5.800%	1/15/28	1,960	1,235
Total Iraq (Cost $1,554)				1,235
Jamaica (0.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.4%)
1 Jamaica	8.000%	6/24/19	550	589
1 Jamaica	7.625%	7/9/25	450	479
Jamaica	6.750%	4/28/28	1,000	993
1 Jamaica	8.000%	3/15/39	325	333
Jamaica	7.875%	7/28/45	600	574
Total Jamaica (Cost $2,965)				2,968
Jordan (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
Kingdom of Jordan	6.125%	1/29/26	350	354
Total Jordan (Cost $357)				354
Kazakhstan (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
Development Bank of Kazakhstan JSC	4.125%	12/10/22	1,600	1,376
Intergas Finance BV	6.375%	5/14/17	150	152
KazAgro National Management Holding JSC	4.625%	5/24/23	600	486
2 Kazakhstan Temir Zholy Finance BV	6.375%	10/6/20	700	678
Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	700	590
KazMunayGas National Co. JSC	9.125%	7/2/18	1,025	1,092
KazMunayGas National Co. JSC	7.000%	5/5/20	1,170	1,176
KazMunayGas National Co. JSC	6.375%	4/9/21	1,029	1,008
KazMunayGas National Co. JSC	5.750%	4/30/43	350	279
Republic of Kazakhstan	3.875%	10/14/24	900	848
Republic of Kazakhstan	5.125%	7/21/25	1,500	1,485
2 Republic of Kazakhstan	4.875%	10/14/44	400	331
Republic of Kazakhstan	6.500%	7/21/45	1,600	1,556
Total Kazakhstan (Cost $11,618)				11,057
Kenya (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Kenya	5.875%	6/24/19	300	285
2 Republic of Kenya	5.875%	6/24/19	200	187
2 Republic of Kenya	6.875%	6/24/24	200	178
Republic of Kenya	6.875%	6/24/24	1,325	1,177

Total Kenya (Cost $2,004)				1,827
Lebanon (1.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.9%)
Republic of Lebanon	9.000%	3/20/17	500	524
Republic of Lebanon	5.000%	10/12/17	825	825
Republic of Lebanon	5.150%	6/12/18	150	148
Republic of Lebanon	5.150%	11/12/18	475	470
Republic of Lebanon	5.500%	4/23/19	50	50
Republic of Lebanon	6.000%	5/20/19	450	449
Republic of Lebanon	5.450%	11/28/19	925	909
Republic of Lebanon	6.375%	3/9/20	1,566	1,568
Republic of Lebanon	5.800%	4/14/20	100	98
Republic of Lebanon	8.250%	4/12/21	1,890	2,032
Republic of Lebanon	6.100%	10/4/22	1,914	1,859
Republic of Lebanon	6.000%	1/27/23	1,185	1,143
Republic of Lebanon	6.200%	2/26/25	100	96
Republic of Lebanon	6.250%	6/12/25	400	384
Republic of Lebanon	6.600%	11/27/26	1,500	1,455
Republic of Lebanon	6.750%	11/29/27	961	935
Republic of Lebanon	6.650%	2/26/30	1,100	1,056
Total Lebanon (Cost $14,370)				14,001
Malaysia (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
Axiata SPV2 Bhd.	3.466%	11/19/20	350	356
Cagamas Global plc	2.745%	12/10/19	200	201
Export-Import Bank of Malaysia Bhd.	2.875%	12/14/17	200	203
2 Federation of Malaysia	4.646%	7/6/21	250	274
1 Malayan Banking Bhd.	3.250%	9/20/22	700	703
7 Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	700	685
7 Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	550	524
Petroliam Nasional Bhd.	7.625%	10/15/26	430	568
2 Petronas Capital Ltd.	5.250%	8/12/19	1,223	1,324
Petronas Capital Ltd.	5.250%	8/12/19	963	1,048
2 Petronas Capital Ltd.	7.875%	5/22/22	750	949
Petronas Capital Ltd.	3.500%	3/18/25	1,750	1,728
Petronas Capital Ltd.	4.500%	3/18/45	1,050	1,017
Petronas Global Sukuk Ltd.	2.707%	3/18/20	850	845
SSG Resources Ltd.	4.250%	10/4/22	400	407
Total Malaysia (Cost $10,847)				10,832
Mexico (8.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.5%)
Banco Nacional de Comercio Exterior SNC	4.375%	10/14/25	500	497
Comision Federal de Electricidad	4.875%	5/26/21	1,050	1,063
2 Comision Federal de Electricidad	4.875%	1/15/24	600	590
Comision Federal de Electricidad	4.875%	1/15/24	400	397
Comision Federal de Electricidad	5.750%	2/14/42	700	644
2 Comision Federal de Electricidad	6.125%	6/16/45	200	185
Petroleos Mexicanos	5.750%	3/1/18	1,595	1,649
Petroleos Mexicanos	3.500%	7/18/18	800	786
2 Petroleos Mexicanos	5.500%	2/4/19	500	506
Petroleos Mexicanos	8.000%	5/3/19	2,148	2,301
Petroleos Mexicanos	6.000%	3/5/20	1,200	1,236
2 Petroleos Mexicanos	3.500%	7/23/20	800	746
Petroleos Mexicanos	5.500%	1/21/21	1,289	1,268

2	Petroleos Mexicanos	6.375%	2/4/21	500	505
	Petroleos Mexicanos	4.875%	1/24/22	2,300	2,161
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,151
	Petroleos Mexicanos	4.875%	1/18/24	1,569	1,418
2	Petroleos Mexicanos	4.250%	1/15/25	1,460	1,255
2	Petroleos Mexicanos	4.500%	1/23/26	850	732
2	Petroleos Mexicanos	6.875%	8/4/26	2,500	2,528
	Petroleos Mexicanos	6.625%	6/15/35	2,005	1,770
	Petroleos Mexicanos	6.500%	6/2/41	2,020	1,716
	Petroleos Mexicanos	5.500%	6/27/44	2,011	1,515
2	Petroleos Mexicanos	5.500%	6/27/44	500	377
	Petroleos Mexicanos	6.375%	1/23/45	1,460	1,232
2	Petroleos Mexicanos	5.625%	1/23/46	1,900	1,463
	Petroleos Mexicanos	5.625%	1/23/46	1,022	787
	United Mexican States	5.625%	1/15/17	1,290	1,335
	United Mexican States	5.950%	3/19/19	1,695	1,877
	United Mexican States	8.125%	12/30/19	850	1,050
	United Mexican States	5.125%	1/15/20	1,580	1,713
	United Mexican States	3.500%	1/21/21	675	687
	United Mexican States	3.625%	3/15/22	2,632	2,649
	United Mexican States	4.000%	10/2/23	2,941	2,981
	United Mexican States	3.600%	1/30/25	3,249	3,175
	United Mexican States	4.125%	1/21/26	1,050	1,062
	United Mexican States	8.300%	8/15/31	520	757
	United Mexican States	7.500%	4/8/33	1,090	1,409
	United Mexican States	6.750%	9/27/34	586	707
	United Mexican States	6.050%	1/11/40	2,064	2,221
	United Mexican States	4.750%	3/8/44	2,450	2,228
	United Mexican States	5.550%	1/21/45	2,375	2,396
	United Mexican States	4.600%	1/23/46	2,875	2,587
	United Mexican States	5.750%	10/12/10	2,400	2,220
Total Mexico (Cost $66,027)					61,532
Mongolia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
8	Development Bank of Mongolia LLC	5.750%	3/21/17	500	462
	Mongolia	4.125%	1/5/18	200	175
	Mongolia	5.125%	12/5/22	850	631
2,8	Trade & Development Bank of Mongolia LLC	9.375%	5/19/20	200	177
Total Mongolia (Cost $1,633)					1,445
Morocco (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
	Kingdom of Morocco	4.250%	12/11/22	1,300	1,302
	Kingdom of Morocco	5.500%	12/11/42	425	406
2	OCP SA	5.625%	4/25/24	350	353
	OCP SA	5.625%	4/25/24	700	697
2	OCP SA	4.500%	10/22/25	450	407
	OCP SA	4.500%	10/22/25	500	452
2	OCP SA	6.875%	4/25/44	200	186
	OCP SA	6.875%	4/25/44	300	281
Total Morocco (Cost $4,229)					4,084
Mozambique (0.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.0%)
[1,9] Mozambique EMATUM Finance 2020 BV		6.305%	9/11/20	364	288

Total Mozambique (Cost $353)				288
Namibia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Namibia	5.500%	11/3/21	500	505
Republic of Namibia	5.250%	10/29/25	400	374
Total Namibia (Cost $912)				879
Nigeria (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
2 Africa Finance Corp.	4.375%	4/29/20	350	348
2 Federal Republic of Nigeria	5.125%	7/12/18	200	192
Federal Republic of Nigeria	6.750%	1/28/21	250	236
Federal Republic of Nigeria	6.375%	7/12/23	600	535
Total Nigeria (Cost $1,356)				1,311
Oman (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Lamar Funding Ltd.	3.958%	5/7/25	500	426
Total Oman (Cost $503)				426
Pakistan (0.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.5%)
Islamic Republic of Pakistan	6.875%	6/1/17	375	384
2 Islamic Republic of Pakistan	7.250%	4/15/19	400	407
Islamic Republic of Pakistan	7.250%	4/15/19	900	918
Islamic Republic of Pakistan	6.750%	12/3/19	400	403
2 Islamic Republic of Pakistan	8.250%	4/15/24	250	253
Islamic Republic of Pakistan	8.250%	4/15/24	750	757
Islamic Republic of Pakistan	8.250%	9/30/25	200	202
Total Pakistan (Cost $3,326)				3,324
Panama (1.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.2%)
Republic of Panama	5.200%	1/30/20	1,573	1,707
1 Republic of Panama	4.000%	9/22/24	550	554
1 Republic of Panama	3.750%	3/16/25	1,300	1,280
Republic of Panama	7.125%	1/29/26	760	946
Republic of Panama	8.875%	9/30/27	845	1,177
Republic of Panama	9.375%	4/1/29	450	649
1 Republic of Panama	6.700%	1/26/36	1,437	1,725
1 Republic of Panama	4.300%	4/29/53	400	348
Total Panama (Cost $8,436)				8,386
Paraguay (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Paraguay	4.625%	1/25/23	800	787
Republic of Paraguay	6.100%	8/11/44	500	479
Total Paraguay (Cost $1,348)				1,266
Peru (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
2 Corp. Financiera de Desarrollo SA	3.250%	7/15/19	250	250
Corp. Financiera de Desarrollo SA	3.250%	7/15/19	500	499
Corp. Financiera de Desarrollo SA	4.750%	2/8/22	200	203
Fondo MIVIVIENDA SA	3.500%	1/31/23	750	694
Republic of Peru	7.125%	3/30/19	471	536
Republic of Peru	7.350%	7/21/25	1,268	1,596

	Republic of Peru	4.125%	8/25/27	800	788
	Republic of Peru	8.750%	11/21/33	1,910	2,691
1	Republic of Peru	6.550%	3/14/37	661	772
	Republic of Peru	5.625%	11/18/50	1,763	1,837
Total Peru (Cost $10,277)					9,866
Philippines (2.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.9%)
10	Power Sector Assets & Liabilities
	Management Corp.	7.250%	5/27/19	1,064	1,229
10	Power Sector Assets & Liabilities
	Management Corp.	7.390%	12/2/24	600	778
	Republic of the Philippines	9.875%	1/15/19	450	557
	Republic of the Philippines	8.375%	6/17/19	1,066	1,298
	Republic of the Philippines	6.500%	1/20/20	300	352
	Republic of the Philippines	4.000%	1/15/21	910	992
	Republic of the Philippines	4.200%	1/21/24	1,964	2,187
	Republic of the Philippines	10.625%	3/16/25	834	1,337
	Republic of the Philippines	5.500%	3/30/26	1,450	1,765
	Republic of the Philippines	9.500%	2/2/30	1,253	2,039
	Republic of the Philippines	7.750%	1/14/31	1,554	2,263
	Republic of the Philippines	6.375%	1/15/32	800	1,060
	Republic of the Philippines	6.375%	10/23/34	1,450	1,972
	Republic of the Philippines	5.000%	1/13/37	1,480	1,785
	Republic of the Philippines	3.950%	1/20/40	1,500	1,605
Total Philippines (Cost $20,454)					21,219
Poland (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
	Republic of Poland	6.375%	7/15/19	3,181	3,591
	Republic of Poland	5.125%	4/21/21	1,210	1,339
	Republic of Poland	5.000%	3/23/22	2,484	2,745
	Republic of Poland	3.000%	3/17/23	1,175	1,158
	Republic of Poland	4.000%	1/22/24	1,828	1,912
Total Poland (Cost $10,703)					10,745
Qatar (3.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (3.0%)
1,2	Nakilat Inc.	6.067%	12/31/33	500	524
2	Ooredoo International Finance Ltd.	7.875%	6/10/19	300	348
2	Ooredoo International Finance Ltd.	4.750%	2/16/21	500	538
2	Ooredoo International Finance Ltd.	3.250%	2/21/23	650	619
2	Ooredoo International Finance Ltd.	5.000%	10/19/25	700	732
2	Ooredoo International Finance Ltd.	3.875%	1/31/28	1,750	1,586
	Ooredoo Tamweel Ltd.	3.039%	12/3/18	225	226
2,11 Qatari Diar Finance QSC		5.000%	7/21/20	1,330	1,443
	QNB Finance Ltd.	3.375%	2/22/17	1,050	1,063
	QNB Finance Ltd.	2.125%	2/14/18	200	198
	QNB Finance Ltd.	2.750%	10/31/18	400	400
	QNB Finance Ltd.	2.875%	4/29/20	1,200	1,198
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	263	273
2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.750%	9/30/19	750	849
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	5.838%	9/30/27	770	781
1,2	Ras Laffan Liquefied Natural Gas Co. Ltd. III	6.332%	9/30/27	250	259
11	State of Qatar	2.099%	1/18/18	1,700	1,715
2	State of Qatar	6.550%	4/9/19	450	509
2	State of Qatar	5.250%	1/20/20	1,707	1,865

	State of Qatar	5.250%	1/20/20	1,100	1,207
2	State of Qatar	4.500%	1/20/22	1,050	1,126
11	State of Qatar	3.241%	1/18/23	475	480
2	State of Qatar	9.750%	6/15/30	600	906
	State of Qatar	9.750%	6/15/30	325	493
2	State of Qatar	6.400%	1/20/40	500	611
	State of Qatar	6.400%	1/20/40	762	930
2	State of Qatar	5.750%	1/20/42	616	700
	State of Qatar	5.750%	1/20/42	200	227
Total Qatar (Cost $22,225)					21,806
Romania (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
	Republic of Romania	6.750%	2/7/22	1,946	2,296
	Republic of Romania	4.375%	8/22/23	1,254	1,318
	Republic of Romania	4.875%	1/22/24	100	109
2	Republic of Romania	4.875%	1/22/24	100	108
2	Republic of Romania	6.125%	1/22/44	200	236
	Republic of Romania	6.125%	1/22/44	520	614
Total Romania (Cost $4,573)					4,681
Russia (8.9%)
Sovereign Bonds (U.S. Dollar-Denominated) (8.9%)
	AK Transneft OJSC Via TransCapitalInvest
	Ltd.	8.700%	8/7/18	770	843
	Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	900	787
2	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	186
	Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	950	883
	Gazprom OAO Via Gaz Capital SA	8.146%	4/11/18	900	962
	Gazprom OAO Via Gaz Capital SA	9.250%	4/23/19	2,100	2,320
	Gazprom OAO Via Gaz Capital SA	3.850%	2/6/20	278	262
	Gazprom OAO Via Gaz Capital SA	5.999%	1/23/21	1,100	1,089
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	925	934
	Gazprom OAO Via Gaz Capital SA	4.950%	7/19/22	350	326
	Gazprom OAO Via Gaz Capital SA	4.950%	2/6/28	650	553
	Gazprom OAO Via Gaz Capital SA	8.625%	4/28/34	725	805
	Gazprom OAO Via Gaz Capital SA	7.288%	8/16/37	725	729
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	5.625%	5/17/17	600	599
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	7.250%	5/3/19	200	197
	Gazprombank OJSC Via GPB Eurobond
	Finance plc	4.960%	9/5/19	900	850
	Rosneft Finance SA	6.625%	3/20/17	500	513
2	Rosneft Finance SA	7.875%	3/13/18	100	106
	Rosneft Finance SA	7.875%	3/13/18	850	900
	Rosneft Finance SA	7.250%	2/2/20	200	209
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	3.149%	3/6/17	1,100	1,086
	Rosneft Oil Co. via Rosneft International
	Finance Ltd.	4.199%	3/6/22	977	855
	Russian Agricultural Bank OJSC Via RSHB
	Capital SA	6.299%	5/15/17	300	303
	Russian Agricultural Bank OJSC Via RSHB
	Capital SA	5.298%	12/27/17	818	814
	Russian Agricultural Bank OJSC Via RSHB
	Capital SA	7.750%	5/29/18	400	418

2 Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	100	99
Russian Agricultural Bank OJSC Via RSHB
Capital SA	5.100%	7/25/18	1,500	1,479
Russian Federation	3.250%	4/4/17	1,400	1,405
Russian Federation	11.000%	7/24/18	1,903	2,231
2 Russian Federation	3.500%	1/16/19	300	299
Russian Federation	3.500%	1/16/19	1,000	997
Russian Federation	5.000%	4/29/20	3,400	3,527
Russian Federation	4.500%	4/4/22	1,200	1,209
2 Russian Federation	4.875%	9/16/23	450	458
Russian Federation	4.875%	9/16/23	3,200	3,256
Russian Federation	12.750%	6/24/28	1,375	2,186
1 Russian Federation	7.500%	3/31/30	8,160	9,792
Russian Federation	5.625%	4/4/42	2,200	2,090
Russian Federation	5.875%	9/16/43	1,400	1,358
Russian Railways Via RZD Capital plc	5.739%	4/3/17	636	646
Russian Railways Via RZD Capital plc	5.700%	4/5/22	1,600	1,536
Sberbank of Russia Via SB Capital SA	4.950%	2/7/17	825	834
Sberbank of Russia Via SB Capital SA	5.400%	3/24/17	1,150	1,169
Sberbank of Russia Via SB Capital SA	5.180%	6/28/19	750	756
Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	800	804
Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	600	611
Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	1,474	1,363
SCF Capital Ltd.	5.375%	10/27/17	200	199
Vnesheconombank Via VEB Finance plc	5.375%	2/13/17	300	300
Vnesheconombank Via VEB Finance plc	4.224%	11/21/18	1,000	960
Vnesheconombank Via VEB Finance plc	6.902%	7/9/20	1,050	1,047
Vnesheconombank Via VEB Finance plc	6.025%	7/5/22	1,025	969
2 Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	200	185
Vnesheconombank Via VEB Finance plc	5.942%	11/21/23	1,125	1,041
Vnesheconombank Via VEB Finance plc	6.800%	11/22/25	450	431
VTB Bank OJSC Via VTB Capital SA	6.000%	4/12/17	275	279
VTB Bank OJSC Via VTB Capital SA	6.315%	2/22/18	400	410
VTB Bank OJSC Via VTB Capital SA	6.875%	5/29/18	875	913
VTB Bank OJSC Via VTB Capital SA	6.551%	10/13/20	1,050	1,076
VTB Bank OJSC Via VTB Capital SA	6.950%	10/17/22	1,375	1,318
Total Russia (Cost $63,941)				64,762
Saudi Arabia (0.7%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.7%)
SABIC Capital II BV	2.625%	10/3/18	1,000	995
Saudi Electricity Global Sukuk Co.	2.665%	4/3/17	400	402
Saudi Electricity Global Sukuk Co.	4.211%	4/3/22	625	634
Saudi Electricity Global Sukuk Co. 2	3.473%	4/8/23	550	531
Saudi Electricity Global Sukuk Co. 2	5.060%	4/8/43	700	592
2 Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	629
Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	350	342
Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	500	433
2 Saudi Electricity Global Sukuk Co. 3	5.500%	4/8/44	300	258
Total Saudi Arabia (Cost $5,124)				4,816
Senegal (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
Republic of Senegal	8.750%	5/13/21	500	527
Republic of Senegal	6.250%	7/30/24	200	178

Total Senegal (Cost $741)					705
Serbia, Republic Of (0.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.6%)
	Repbulic of Serbia	7.250%	9/28/21	1,800	2,016
	Republic of Serbia	5.250%	11/21/17	720	743
2	Republic of Serbia	5.875%	12/3/18	200	209
	Republic of Serbia	4.875%	2/25/20	400	405
	Serbia International Bond	5.875%	12/3/18	1,300	1,358
Total Serbia, Republic Of (Cost $4,713)					4,731
South Africa (1.5%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.5%)
	Eskom Holdings SOC Ltd.	5.750%	1/26/21	1,700	1,478
	Eskom Holdings SOC Ltd.	6.750%	8/6/23	880	757
2	Eskom Holdings SOC Ltd.	7.125%	2/11/25	200	172
	Eskom Holdings SOC Ltd.	7.125%	2/11/25	100	87
	Republic of South Africa	6.875%	5/27/19	995	1,077
	Republic of South Africa	5.500%	3/9/20	1,970	2,042
	Republic of South Africa	5.875%	5/30/22	971	1,023
	Republic of South Africa	4.665%	1/17/24	1,200	1,167
	Republic of South Africa	5.875%	9/16/25	1,600	1,665
	Republic of South Africa	6.250%	3/8/41	761	780
	Republic of South Africa	5.375%	7/24/44	500	455
2	Transnet SOC Ltd.	4.000%	7/26/22	600	516
Total South Africa (Cost $11,929)					11,219
Sri Lanka (0.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.8%)
	Bank of Ceylon	6.875%	5/3/17	250	253
	Bank of Ceylon	5.325%	4/16/18	500	482
2	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	200	195
	Democratic Socialist Republic of Sri Lanka	6.000%	1/14/19	400	390
2	Democratic Socialist Republic of Sri Lanka	5.125%	4/11/19	250	238
	Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,032	983
	Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,350	1,262
	Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	800	718
	Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	1,000	908
	National Savings Bank	8.875%	9/18/18	400	406
Total Sri Lanka (Cost $6,233)					5,835
Thailand (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
	Krung Thai Bank PCL	2.250%	9/11/18	200	200
1	Krung Thai Bank PCL	5.200%	12/26/24	450	464
	PTT Public Co. Ltd.	3.375%	10/25/22	525	529
	PTT Public Co. Ltd.	4.500%	10/25/42	400	374
Total Thailand (Cost $1,533)					1,567
Trinidad And Tobago (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
2	Petroleum Co. of Trinidad & Tobago Ltd.	9.750%	8/14/19	700	707
2	Republic of Trinidad & Tobago	4.375%	1/16/24	200	211
Total Trinidad And Tobago (Cost $984)					918
Tunisia (0.1%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	650	539

Total Tunisia (Cost $633)					539
Turkey (5.6%)
Sovereign Bonds (U.S. Dollar-Denominated) (5.6%)
	Export Credit Bank of Turkey	5.875%	4/24/19	600	619
2	Export Credit Bank of Turkey	5.000%	9/23/21	400	391
	Export Credit Bank of Turkey	5.000%	9/23/21	500	494
	Hazine Mustesarligi Varlik Kiralama AS	4.557%	10/10/18	250	255
2	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	400	387
	Republic of Turkey	7.500%	7/14/17	991	1,062
12	Republic of Turkey	2.803%	3/26/18	700	686
	Republic of Turkey	6.750%	4/3/18	1,987	2,139
2	Republic of Turkey	4.557%	10/10/18	150	153
	Republic of Turkey	7.000%	3/11/19	2,040	2,244
	Republic of Turkey	7.500%	11/7/19	2,166	2,442
	Republic of Turkey	7.000%	6/5/20	630	706
	Republic of Turkey	5.625%	3/30/21	1,401	1,493
	Republic of Turkey	5.125%	3/25/22	825	858
	Republic of Turkey	6.250%	9/26/22	2,004	2,199
	Republic of Turkey	3.250%	3/23/23	1,201	1,114
	Republic of Turkey	5.750%	3/22/24	2,250	2,407
	Republic of Turkey	7.375%	2/5/25	2,700	3,189
	Republic of Turkey	4.250%	4/14/26	1,000	955
	Republic of Turkey	11.875%	1/15/30	775	1,281
	Republic of Turkey	8.000%	2/14/34	702	885
	Republic of Turkey	6.875%	3/17/36	2,298	2,602
	Republic of Turkey	7.250%	3/5/38	335	397
	Republic of Turkey	6.750%	5/30/40	1,110	1,246
	Republic of Turkey	6.000%	1/14/41	2,100	2,166
	Republic of Turkey	4.875%	4/16/43	3,266	2,911
	Republic of Turkey	6.625%	2/17/45	1,100	1,253
2	TC Ziraat Bankasi AS	4.250%	7/3/19	200	195
	Turkiye Halk Bankasi AS	4.875%	7/19/17	425	431
2	Turkiye Halk Bankasi AS	4.750%	6/4/19	250	247
	Turkiye Halk Bankasi AS	4.750%	6/4/19	400	396
	Turkiye Halk Bankasi AS	3.875%	2/5/20	400	377
	Turkiye Halk Bankasi AS	4.750%	2/11/21	700	670
	Turkiye Vakiflar Bankasi Tao	5.750%	4/24/17	200	205
	Turkiye Vakiflar Bankasi Tao	3.750%	4/15/18	700	688
	Turkiye Vakiflar Bankasi Tao	5.000%	10/31/18	200	202
	Turkiye Vakiflar Bankasi Tao	6.000%	11/1/22	800	764
1	Turkiye Vakiflar Bankasi Tao	6.875%	2/3/25	200	191
Total Turkey (Cost $41,209)					40,900
Ukraine (1.4%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
1	Oschadbank Via SSB #1 plc	9.625%	3/20/25	1,000	860
2	Oschadbank Via SSB #1 plc	9.625%	3/20/25	200	172
	Ukraine	7.750%	9/1/19	1,500	1,421
2	Ukraine	7.750%	9/1/20	1,428	1,337
2	Ukraine	7.750%	9/1/21	907	840
	Ukraine	7.750%	9/1/22	500	462
	Ukraine	7.750%	9/1/23	1,500	1,376
	Ukraine	7.750%	9/1/24	1,000	910
	Ukraine	7.750%	9/1/26	1,500	1,350
	Ukraine	7.750%	9/1/27	600	537
2	Ukraine Railways Via Shortline plc	9.500%	5/21/18	200	169

1	Ukreximbank Via Biz Finance plc	9.625%	4/27/22	600	527
1,2	Ukreximbank Via Biz Finance plc	9.750%	1/22/25	200	171
Total Ukraine (Cost $10,419)					10,132
United Arab Emirates (4.8%)
Sovereign Bonds (U.S. Dollar-Denominated) (4.8%)
2	Abu Dhabi National Energy Co. PJSC	4.125%	3/13/17	400	407
2	Abu Dhabi National Energy Co. PJSC	6.165%	10/25/17	850	900
2	Abu Dhabi National Energy Co. PJSC	2.500%	1/12/18	400	398
2	Abu Dhabi National Energy Co. PJSC	6.250%	9/16/19	275	303
2	Abu Dhabi National Energy Co. PJSC	5.875%	12/13/21	200	217
2	Abu Dhabi National Energy Co. PJSC	3.625%	1/12/23	1,800	1,702
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	200	190
2	Abu Dhabi National Energy Co. PJSC	6.500%	10/27/36	825	935
4	ADCB Finance Cayman Ltd.	1.917%	1/9/17	200	200
	ADCB Finance Cayman Ltd.	2.500%	3/6/18	1,000	991
	ADCB Finance Cayman Ltd.	3.000%	3/4/19	400	398
	ADCB Finance Cayman Ltd.	2.625%	3/10/20	900	880
	ADCB Finance Cayman Ltd.	4.500%	3/6/23	425	419
	AHB Sukuk Co. Ltd.	3.267%	10/8/18	200	202
	DEWA Sukuk 2013 Ltd.	3.000%	3/5/18	650	653
1,2	Dolphin Energy Ltd.	5.888%	6/15/19	620	651
2	Dolphin Energy Ltd.	5.500%	12/15/21	620	673
	DP World Ltd.	3.250%	5/18/20	1,250	1,214
2	DP World Ltd.	6.850%	7/2/37	1,250	1,190
2	DP World Sukuk Ltd.	6.250%	7/2/17	670	701
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	200	229
2	Dubai Electricity & Water Authority	7.375%	10/21/20	1,275	1,490
2	Emirate of Abu Dhabi	6.750%	4/8/19	950	1,097
	Emirate of Dubai	4.900%	5/2/17	400	413
	Emirate of Dubai	7.750%	10/5/20	500	589
	Emirate of Dubai	3.875%	1/30/23	1,100	1,090
	Emirate of Dubai	5.250%	1/30/43	200	168
1,2	Emirates Airline	4.500%	2/6/25	869	863
	Emirates NBD PJSC	4.625%	3/28/17	675	688
	Emirates NBD PJSC	3.250%	11/19/19	335	332
1	Emirates NBD PJSC	4.875%	3/28/23	950	952
	Emirates Telecommunications Group Co.
	PJSC	3.500%	6/18/24	200	201
	Emirates Telecommunications Group Co.
	PJSC	2.375%	6/18/19	600	597
	ICD Sukuk Co. Ltd.	3.508%	5/21/20	250	249
2	IPIC GMTN Ltd.	3.750%	3/1/17	945	961
2	IPIC GMTN Ltd.	5.000%	11/15/20	1,150	1,262
2	IPIC GMTN Ltd.	5.500%	3/1/22	710	798
2	IPIC GMTN Ltd.	6.875%	11/1/41	800	996
	Jafz Sukuk Ltd.	7.000%	6/19/19	400	438
2	MDC-GMTN B.V.	7.625%	5/6/19	500	576
2	MDC-GMTN B.V.	5.500%	4/20/21	450	499
2	MDC-GMTN B.V.	3.250%	4/28/22	200	200
	MDC-GMTN B.V.	3.250%	4/28/22	500	499
1	Medjool Ltd.	3.875%	3/19/23	284	280
	National Bank of Abu Dhabi PJSC	3.250%	3/27/17	700	712
	National Bank of Abu Dhabi PJSC	3.000%	8/13/19	900	911
	National Bank of Abu Dhabi PJSC	2.250%	2/11/20	425	419
	Noor Sukuk Co. Ltd.	2.788%	4/28/20	350	333
2	NOVA Chemicals Corp.	5.250%	8/1/23	900	884

	RAK Capital	3.297%	10/21/18	200	202
	RAK Capital	3.094%	3/31/25	500	462
	RAKFunding Cayman Ltd.	3.250%	6/24/19	950	931
1	Ruwais Power Co. PJSC	6.000%	8/31/36	400	408
	Sharjah Sukuk Ltd.	3.764%	9/17/24	400	390
1,2	Waha Aerospace BV	3.925%	7/28/20	666	688
Total United Arab Emirates (Cost $35,717)					35,031
United States (0.0%)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Note/Bond	5.125%	5/15/16	15	15
	United States Treasury Note/Bond	0.500%	2/28/17	20	20
	United States Treasury Note/Bond	0.875%	2/28/17	5	5
	United States Treasury Note/Bond	3.000%	2/28/17	10	10
	United States Treasury Note/Bond	2.125%	8/15/21	5	5
	United States Treasury Note/Bond	2.750%	2/15/24	35	38
	United States Treasury Note/Bond	3.750%	8/15/41	5	6
Total United States (Cost $98)					99
Uruguay (1.0%)
Sovereign Bonds (U.S. Dollar-Denominated) (1.0%)
1	Oriental Republic of Uruguay	8.000%	11/18/22	298	362
1	Oriental Republic of Uruguay	4.500%	8/14/24	1,589	1,612
1	Oriental Republic of Uruguay	4.375%	10/27/27	375	367
	Oriental Republic of Uruguay	7.875%	1/15/33	346	425
1	Oriental Republic of Uruguay	7.625%	3/21/36	1,316	1,596
1	Oriental Republic of Uruguay	4.125%	11/20/45	350	267
1	Oriental Republic of Uruguay	5.100%	6/18/50	2,755	2,352
Total Uruguay (Cost $7,450)					6,981
Venezuela (2.3%)
Sovereign Bonds (U.S. Dollar-Denominated) (2.3%)
	Bolivarian Republic of Venezuela	13.625%	8/15/18	566	281
	Bolivarian Republic of Venezuela	7.000%	12/1/18	1,010	370
	Bolivarian Republic of Venezuela	7.750%	10/13/19	1,606	543
	Bolivarian Republic of Venezuela	6.000%	12/9/20	956	312
1	Bolivarian Republic of Venezuela	12.750%	8/23/22	3,165	1,205
	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,851	626
	Bolivarian Republic of Venezuela	8.250%	10/13/24	1,109	369
	Bolivarian Republic of Venezuela	7.650%	4/21/25	1,700	556
	Bolivarian Republic of Venezuela	11.750%	10/21/26	1,427	529
	Bolivarian Republic of Venezuela	9.250%	9/15/27	2,322	859
	Bolivarian Republic of Venezuela	9.250%	5/7/28	540	184
1	Bolivarian Republic of Venezuela	11.950%	8/5/31	3,629	1,352
	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,100	382
	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	447
	CA La Electricidad de Caracas	8.500%	4/10/18	320	99
2	CITGO Holding Inc.	10.750%	2/15/20	950	902
	CITGO Holding Inc.	10.750%	2/15/20	100	95
2	CITGO Petroleum Corp.	6.250%	8/15/22	335	321
	CITGO Petroleum Corp.	6.250%	8/15/22	100	97
	Petroleos de Venezuela SA	5.250%	4/12/17	850	331
1	Petroleos de Venezuela SA	8.500%	11/2/17	2,639	1,086
1	Petroleos de Venezuela SA	9.000%	11/17/21	1,858	607
1	Petroleos de Venezuela SA	12.750%	2/17/22	1,805	704
1	Petroleos de Venezuela SA	6.000%	5/16/24	4,275	1,261
1	Petroleos de Venezuela SA	6.000%	11/15/26	3,466	1,019

Petroleos de Venezuela SA	5.375%	4/12/27	3,545	1,010
1 Petroleos de Venezuela SA	9.750%	5/17/35	2,063	697
Petroleos de Venezuela SA	5.500%	4/12/37	1,410	406
Total Venezuela (Cost $24,083)				16,650
Vietnam (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Socialist Republic of Vietnam	6.750%	1/29/20	519	565
2 Socialist Republic of Vietnam	4.800%	11/19/24	200	192
Socialist Republic of Vietnam	4.800%	11/19/24	575	546
Total Vietnam (Cost $1,332)				1,303
Zambia (0.2%)
Sovereign Bonds (U.S. Dollar-Denominated) (0.2%)
Republic of Zambia	5.375%	9/20/22	725	482
2 Republic of Zambia	8.500%	4/14/24	450	326
Republic of Zambia	8.500%	4/14/24	600	427
1 Zambia Government International Bond	8.970%	7/30/27	500	354

Total Zambia (Cost $2,120)				1,589
Temporary Cash Investments (1.1%)
Time Deposits (0.1%)
United States Dollar Time Deposits	0.140%	2/1/16	575	575

			Shares
Money Market Fund (1.0%)
13 Vanguard Market Liquidity Fund	0.441%	2/1/16	7,446,000	7,446
Total Temporary Cash Instruments (Cost $8,021)				8,021
Total Investments (99.5%) (Cost $753,103)				722,326
Other Assets and Liabilities-Net (0.5%)				3,500
Net Assets (100%)				725,826

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the aggregate value of these securities was $94,066,000, representing 13.0% of net assets.
3 Non-income-producing security--security in default.
4 Adjustable-rate security.
5 Guaranteed by the Republic of Hungary.
6 Guaranteed by the Republic of Indonesia.
7 Guaranteed by the Federation of Malaysia.
8 Guaranteed by the Government of Mongolia.
9 Guaranteed by the Republic of Mozambique.
10 Guaranteed by the Republic of the Philippines.
11 Guaranteed by the State of Qatar.
12 Guaranteed by the Republic of Turkey.
13 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Emerging Markets Government Bond Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	99	—
Sovereign Bonds	—	714,206	—
Temporary Cash Investments	7,446	575	—
Total	7,446	714,880	—

C. At January 31, 2016, the cost of investment securities for tax purposes was $753,103,000. Net unrealized depreciation of investment securities for tax purposes was $30,777,000, consisting of unrealized gains of $6,358,000 on securities that had risen in value since their purchase and $37,135,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Minimum Volatility Fund

Schedule of Investments
As of January 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (98.5%)[1]
Australia (4.5%)
Transurban Group	1,332,162	10,270
AGL Energy Ltd.	562,575	7,503
Stockland	1,996,024	5,856
Telstra Corp. Ltd.	1,422,788	5,733
DUET Group	2,412,205	3,970
Sydney Airport	800,565	3,770
Ramsay Health Care Ltd.	68,247	2,963
Wesfarmers Ltd.	86,441	2,608
^ JB Hi-Fi Ltd.	155,057	2,600
Aristocrat Leisure Ltd.	320,999	2,359
Sonic Healthcare Ltd.	144,029	1,899
BWP Trust	796,405	1,748
Caltex Australia Ltd.	64,387	1,722
ASX Ltd.	55,437	1,677
GPT Group	454,735	1,591
Coca-Cola Amatil Ltd.	239,873	1,436
Cochlear Ltd.	11,555	774
Boral Ltd.	165,845	665
Charter Hall Retail REIT	191,055	562
Vicinity Centres	251,047	523
Ansell Ltd.	25,538	367
Bendigo & Adelaide Bank Ltd.	44,000	338
Insurance Australia Group Ltd.	210	1
		60,935
Belgium (1.0%)
Ageas	152,175	6,180
UCB SA	28,602	2,446
Colruyt SA	27,905	1,492
Elia System Operator SA/NV	23,212	1,119
Sofina SA	9,541	1,007
Cofinimmo SA	5,474	596
Proximus SADP	16,363	566
		13,406
Brazil (1.0%)
Embraer SA ADR	205,918	5,926
BRF SA ADR	414,239	5,025
Telefonica Brasil SA ADR	184,406	1,608
Ambev SA ADR	222,819	1,041
		13,600
Canada (5.5%)
BCE Inc.	490,826	19,771
TELUS Corp.	344,477	9,582
Dollarama Inc.	142,237	7,632
^ Shaw Communications Inc. Class B	390,862	6,766
^ Emera Inc.	166,109	5,297
^ Canadian Tire Corp. Ltd. Class A	62,892	5,125
Fortis Inc.	100,127	2,910
Open Text Corp.	58,597	2,867

Progressive Waste Solutions Ltd.	78,655	2,211
Intact Financial Corp.	33,126	1,986
Manitoba Telecom Services Inc.	90,200	1,943
^ Cineplex Inc.	49,300	1,721
Metro Inc.	56,296	1,664
Rogers Communications Inc. Class B	45,111	1,545
Thomson Reuters Corp.	39,800	1,489
^ RioCan REIT	54,246	958
^ H&R REIT	63,400	853
Parkland Fuel Corp.	45,600	723
Husky Energy Inc.	1	—
		75,043
Chile (0.2%)
Enersis Americas SA ADR	136,504	1,609
Cia Cervecerias Unidas SA ADR	35,000	756
Banco Santander Chile ADR	23,500	406
		2,771
China (0.0%)
China Mobile Ltd. ADR	11,861	647

Denmark (0.3%)
ISS A/S	44,768	1,583
Carlsberg A/S Class B	13,143	1,108
* William Demant Holding A/S	11,062	975
* Royal Unibrew A/S	9,785	410
		4,076
France (0.4%)
Bouygues SA	62,168	2,433
Iliad SA	3,850	965
BioMerieux	7,524	946
* UBISOFT Entertainment	34,136	938
* Sodexo SA	5,000	490
		5,772
Germany (1.2%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,779	9,013
Fielmann AG	39,184	2,957
Celesio AG	61,654	1,721
RHOEN-KLINIKUM AG	49,613	1,441
MTU Aero Engines AG	15,632	1,435
		16,567
Hong Kong (2.8%)
CLP Holdings Ltd.	2,105,350	17,685
Want Want China Holdings Ltd.	8,952,000	5,881
Link REIT	800,500	4,592
Hang Seng Bank Ltd.	170,000	2,827
Yuexiu REIT	5,326,000	2,704
Cheung Kong Infrastructure Holdings Ltd.	147,000	1,383
Hong Kong & China Gas Co. Ltd.	783,000	1,378
Chow Tai Fook Jewellery Group Ltd.	1,969,600	1,143
Hopewell Highway Infrastructure Ltd.	1,879,500	866
		38,459
India (2.1%)
Infosys Ltd. ADR	653,647	11,707
HDFC Bank Ltd. ADR	157,018	9,473

Dr Reddy's Laboratories Ltd. ADR	164,795	7,404
		28,584
Indonesia (0.3%)
Telekomunikasi Indonesia Persero Tbk PT ADR	70,163	3,438

Ireland (0.4%)
Paddy Power plc	34,313	5,125

Israel (0.5%)
Bezeq The Israeli Telecommunication Corp. Ltd.	927,062	1,999
Teva Pharmaceutical Industries Ltd. ADR	26,908	1,654
Teva Pharmaceutical Industries Ltd.	21,912	1,346
Bank Hapoalim BM	281,480	1,308
Paz Oil Co. Ltd.	5,690	884
Ituran Location and Control Ltd.	6,782	121
		7,312
Italy (0.9%)
Terna Rete Elettrica Nazionale SPA	1,297,131	6,951
Davide Campari-Milano SPA	326,327	2,863
Italcementi SPA	156,181	1,751
Parmalat SPA	493,741	1,283
		12,848
Japan (3.7%)
Takeda Pharmaceutical Co. Ltd.	180,200	8,726
Sawai Pharmaceutical Co. Ltd.	90,500	6,276
Ricoh Co. Ltd.	461,000	4,457
^ Kagome Co. Ltd.	225,700	3,898
TonenGeneral Sekiyu KK	405,000	3,302
Canon Inc.	68,900	1,925
Bandai Namco Holdings Inc.	80,100	1,822
MOS Food Services Inc.	56,200	1,560
Santen Pharmaceutical Co. Ltd.	83,200	1,329
Aozora Bank Ltd.	384,000	1,286
Sega Sammy Holdings Inc.	135,600	1,278
Takashimaya Co. Ltd.	119,000	1,019
* Kappa Create Co. Ltd.	94,500	959
Rohto Pharmaceutical Co. Ltd.	51,000	952
Nissin Foods Holdings Co. Ltd.	17,000	867
Park24 Co. Ltd.	29,600	825
Daito Trust Construction Co. Ltd.	5,800	738
Sankyo Co. Ltd.	18,600	711
Ringer Hut Co. Ltd.	28,800	592
Kisoji Co. Ltd.	32,100	571
Matsuya Foods Co. Ltd.	23,000	547
Seiko Epson Corp.	38,100	534
Mitsubishi Tanabe Pharma Corp.	32,100	528
Earth Chemical Co. Ltd.	13,200	505
Studio Alice Co. Ltd.	28,500	493
* Fujiya Co. Ltd.	309,000	489
Kumagai Gumi Co. Ltd.	154,000	455
Key Coffee Inc.	27,900	449
Sakata Seed Corp.	15,600	381
* Kyushu Financial Group Inc.	58,800	367
Rock Field Co. Ltd.	13,500	347
Nitto Kohki Co. Ltd.	18,200	346
Alfresa Holdings Corp.	18,400	343

^ Keiyo Co. Ltd.	80,900	341
Sagami Chain Co. Ltd.	19,900	211
Daisyo Corp.	15,300	189
Kourakuen Holdings Corp.	10,400	132
Senshukai Co. Ltd.	13,300	84
		49,834
Mexico (0.8%)
Fomento Economico Mexicano SAB de CV ADR	84,887	8,049
Grupo Aeroportuario del Pacifico SAB de CV ADR	39,271	3,300
		11,349
Netherlands (0.1%)
Wereldhave NV	12,582	687

Norway (0.4%)
Telenor ASA	163,364	2,665
Orkla ASA	199,629	1,617
Norsk Hydro ASA	396,252	1,317
Schibsted ASA Class A	10,750	316
		5,915
Russia (0.7%)
Novatek OAO GDR	37,447	3,254
MMC Norilsk Nickel PJSC ADR	248,568	2,880
Rosneft OAO GDR	400,752	1,440
Gazprom PAO ADR	394,330	1,425
		8,999
Singapore (0.9%)
Singapore Telecommunications Ltd.	1,479,100	3,668
Oversea-Chinese Banking Corp. Ltd.	603,148	3,375
Keppel Corp. Ltd.	860,600	3,069
Singapore Airlines Ltd.	183,800	1,430
CapitaLand Mall Trust	270,700	380
		11,922
South Korea (3.1%)
KT Corp.	522,754	12,053
Korea Zinc Co. Ltd.	12,928	4,720
KT&G Corp.	54,361	4,708
SK Telecom Co. Ltd.	25,189	4,418
GS Holdings Corp.	54,230	2,295
Kakao Corp.	20,238	1,862
NAVER Corp.	3,448	1,818
Woori Bank	207,707	1,535
LG Corp.	21,442	1,327
POSCO	7,778	1,166
CJ CheilJedang Corp.	3,340	1,150
Kangwon Land Inc.	25,990	898
Macquarie Korea Infrastructure Fund	106,880	729
Samsung Life Insurance Co. Ltd.	7,016	646
Hyundai Marine & Fire Insurance Co. Ltd.	18,627	504
Grand Korea Leisure Co. Ltd.	24,951	480
Hana Financial Group Inc.	26,446	476
S-Oil Corp.	5,809	382
Samsung Electronics Co. Ltd.	371	359
		41,526
Spain (0.1%)
Tecnicas Reunidas SA	19,500	650

Viscofan SA	9,941	596
Ebro Foods SA	17,809	349
		1,595
Sweden (0.9%)
Swedish Match AB	302,545	10,762
ICA Gruppen AB	25,896	916
* Axfood AB	3,612	63
		11,741
Switzerland (5.8%)
Swisscom AG	32,097	15,966
Galenica AG	10,728	14,989
Logitech International SA	632,863	10,042
Sonova Holding AG	75,669	9,089
Baloise Holding AG	62,098	7,612
Kuehne & Nagel International AG	31,052	4,110
dorma&kaba Holding AG	5,720	3,534
Sika AG	742	2,655
Chocoladefabriken Lindt & Spruengli AG (Non-Voting Shares)	360	2,109
Allreal Holding AG	9,242	1,219
Swiss Re AG	11,650	1,084
* Dufry AG	8,125	881
Flughafen Zuerich AG	1,138	839
EMS-Chemie Holding AG	1,975	829
Temenos Group AG	17,010	827
Straumann Holding AG	2,352	714
Siegfried Holding AG	3,851	710
Swiss Life Holding AG	1,533	391
Chocoladefabriken Lindt & Spruengli AG	5	345
Alpiq Holding AG	3,343	344
		78,289
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	265,260	5,929
Chunghwa Telecom Co. Ltd. ADR	161,501	5,026
Siliconware Precision Industries Co. Ltd. ADR	486,505	3,731
United Microelectronics Corp. ADR	649,400	1,273
		15,959
United Kingdom (10.7%)
Next plc	202,731	20,094
Direct Line Insurance Group plc	2,324,934	12,488
RELX NV	624,457	10,987
National Grid plc	709,038	9,990
Marks & Spencer Group plc	1,258,572	7,642
Royal Mail plc	1,034,005	6,798
William Hill plc	1,166,838	6,496
Inmarsat plc	396,346	6,240
DCC plc	66,217	5,112
Greene King plc	352,886	4,445
Imperial Tobacco Group plc	78,168	4,233
British American Tobacco plc	75,852	4,227
Howden Joinery Group plc	545,238	3,905
2 Merlin Entertainments plc	549,396	3,257
AstraZeneca plc	47,300	3,046
GlaxoSmithKline plc	145,330	2,994
Fresnillo plc	241,470	2,499
SSE plc	114,920	2,385
Reckitt Benckiser Group plc	20,794	1,850

Meggitt plc	349,000	1,815
RPC Group plc	164,674	1,769
Sage Group plc	185,452	1,653
Centrica plc	517,361	1,518
BT Group plc	214,142	1,490
Bunzl plc	54,290	1,452
Dixons Carphone plc	201,772	1,368
Compass Group plc	73,630	1,267
BAE Systems plc	171,174	1,266
Regus plc	286,213	1,210
G4S plc	348,376	1,131
UK Commercial Property Trust Ltd.	946,030	1,122
Kingfisher plc	228,018	1,067
F&C Commercial Property Trust Ltd.	537,029	1,015
Indivior plc	434,830	941
Admiral Group plc	35,992	915
Carnival plc	17,886	892
Randgold Resources Ltd.	12,133	861
Inchcape plc	82,750	851
UBM plc	107,460	804
Rightmove plc	13,460	768
Tate & Lyle plc	65,251	585
Ultra Electronics Holdings plc	17,786	484
Severn Trent plc	14,055	441
Playtech plc	27,488	302
* Melrose Industries plc	27,773	118
		145,793
United States (49.0%)
Consumer Discretionary (2.8%)
* Panera Bread Co. Class A	26,795	5,198
Pool Corp.	43,893	3,709
Service Corp. International	140,000	3,387
Six Flags Entertainment Corp.	50,873	2,557
Churchill Downs Inc.	17,600	2,431
John Wiley & Sons Inc. Class A	50,800	2,123
* LKQ Corp.	73,800	2,022
Chico's FAS Inc.	187,647	1,950
Monro Muffler Brake Inc.	29,134	1,916
CST Brands Inc.	48,693	1,886
* Murphy USA Inc.	29,105	1,684
* AutoZone Inc.	2,050	1,573
Texas Roadhouse Inc. Class A	36,355	1,339
DineEquity Inc.	15,488	1,315
Vail Resorts Inc.	9,300	1,163
Williams-Sonoma Inc.	22,000	1,137
Signet Jewelers Ltd.	9,571	1,110
SeaWorld Entertainment Inc.	41,249	786
* Krispy Kreme Doughnuts Inc.	42,344	621
New York Times Co. Class A	45,523	602
		38,509
Consumer Staples (8.7%)
Clorox Co.	156,421	20,186
Church & Dwight Co. Inc.	206,151	17,317
Kimberly-Clark Corp.	131,329	16,865
Spectrum Brands Holdings Inc.	161,208	15,321
Vector Group Ltd.	548,768	12,797

Colgate-Palmolive Co.	90,100	6,084
B&G Foods Inc.	153,747	5,600
Kellogg Co.	69,002	5,068
Altria Group Inc.	56,300	3,441
Lancaster Colony Corp.	33,726	3,429
Procter & Gamble Co.	37,521	3,065
Philip Morris International Inc.	31,600	2,844
Sysco Corp.	54,778	2,181
JM Smucker Co.	14,400	1,848
Energizer Holdings Inc.	28,300	907
Flowers Foods Inc.	32,475	667
J&J Snack Foods Corp.	4,400	475
McCormick & Co. Inc.	5,400	475
		118,570
Energy (0.2%)
World Fuel Services Corp.	38,594	1,503
Ship Finance International Ltd.	61,900	829
		2,332
Financials (14.4%)
RenaissanceRe Holdings Ltd.	176,581	19,892
People's United Financial Inc.	783,150	11,254
Lamar Advertising Co. Class A	184,396	10,346
Washington Federal Inc.	397,132	8,479
Two Harbors Investment Corp.	957,400	7,276
Brown & Brown Inc.	226,200	6,843
ProAssurance Corp.	132,894	6,661
Healthcare Trust of America Inc. Class A	228,670	6,412
Rayonier Inc.	272,400	5,745
* Beneficial Bancorp Inc.	433,982	5,620
Capitol Federal Financial Inc.	455,900	5,594
* Markit Ltd.	196,746	5,580
Starwood Property Trust Inc.	265,842	5,062
Axis Capital Holdings Ltd.	76,459	4,122
3 Hudson Pacific Properties Inc.	156,400	3,974
WP Carey Inc.	67,700	3,944
TFS Financial Corp.	219,700	3,834
* Arch Capital Group Ltd.	55,810	3,770
New York REIT Inc.	356,734	3,667
* Essent Group Ltd.	200,000	3,594
Oritani Financial Corp.	206,400	3,451
Mack-Cali Realty Corp.	155,545	3,234
* Markel Corp.	3,798	3,192
MFA Financial Inc.	418,444	2,657
Blackstone Mortgage Trust Inc. Class A	102,500	2,540
Chimera Investment Corp.	201,983	2,503
Marsh & McLennan Cos. Inc.	46,600	2,485
Capstead Mortgage Corp.	241,849	2,259
Healthcare Realty Trust Inc.	77,676	2,256
Piedmont Office Realty Trust Inc. Class A	120,630	2,233
Acadia Realty Trust	56,000	1,910
Education Realty Trust Inc.	43,935	1,717
Hatteras Financial Corp.	136,900	1,678
Empire State Realty Trust Inc.	98,485	1,630
EverBank Financial Corp.	113,559	1,598
Sovran Self Storage Inc.	13,705	1,544
Arthur J Gallagher & Co.	38,497	1,449

Everest Re Group Ltd.	8,043	1,439
FactSet Research Systems Inc.	8,900	1,341
Valley National Bancorp	151,917	1,337
Ramco-Gershenson Properties Trust	76,300	1,304
Radian Group Inc.	128,566	1,293
Northwest Bancshares Inc.	97,172	1,221
Post Properties Inc.	19,000	1,088
Gramercy Property Trust	138,100	1,010
Medical Properties Trust Inc.	91,400	1,005
Urstadt Biddle Properties Inc. Class A	47,000	954
EPR Properties	15,261	915
Invesco Mortgage Capital Inc.	77,300	875
Franklin Street Properties Corp.	87,350	853
Parkway Properties Inc.	62,400	841
Brookline Bancorp Inc.	68,100	760
EastGroup Properties Inc.	13,400	715
DuPont Fabros Technology Inc.	21,323	707
Equity One Inc.	24,100	668
Investors Bancorp Inc.	54,095	632
* Equity Commonwealth	22,653	609
STAG Industrial Inc.	34,189	579
American Homes 4 Rent Class A	38,400	576
National Health Investors Inc.	9,400	570
Cousins Properties Inc.	62,700	540
Investors Real Estate Trust	82,500	538
Alexandria Real Estate Equities Inc.	5,900	467
American Financial Group Inc.	6,444	457
Universal Health Realty Income Trust	8,800	447
Dime Community Bancshares Inc.	25,000	430
Colony Capital Inc. Class A	24,429	421
Liberty Property Trust	13,800	405
Safety Insurance Group Inc.	6,600	372
		195,374
Health Care (6.6%)
Owens & Minor Inc.	445,388	15,433
AmerisourceBergen Corp. Class A	123,973	11,103
* Henry Schein Inc.	64,164	9,717
Teleflex Inc.	70,770	9,603
Patterson Cos. Inc.	212,931	9,041
* MEDNAX Inc.	113,543	7,887
Johnson & Johnson	61,700	6,444
Hill-Rom Holdings Inc.	115,900	5,665
Chemed Corp.	37,819	5,307
* Sirona Dental Systems Inc.	46,300	4,921
* DaVita HealthCare Partners Inc.	38,000	2,551
* Bio-Rad Laboratories Inc. Class A	5,785	738
* Intuitive Surgical Inc.	1,145	619
Analogic Corp.	4,269	316
		89,345
Industrials (4.3%)
United Parcel Service Inc. Class B	93,900	8,752
Waste Connections Inc.	108,343	6,497
Rollins Inc.	230,100	6,339
Republic Services Inc. Class A	97,995	4,282
Danaher Corp.	36,900	3,197
Waste Management Inc.	51,148	2,708

General Dynamics Corp.	20,100	2,689
Healthcare Services Group Inc.	66,991	2,369
* Copart Inc.	67,118	2,249
Expeditors International of Washington Inc.	48,400	2,184
3M Co.	14,100	2,129
Carlisle Cos. Inc.	23,300	1,950
KAR Auction Services Inc.	57,833	1,933
Herman Miller Inc.	65,563	1,680
Huntington Ingalls Industries Inc.	12,812	1,638
National Presto Industries Inc.	20,674	1,635
* Teledyne Technologies Inc.	17,400	1,414
Matthews International Corp. Class A	22,400	1,118
BWX Technologies Inc.	24,544	735
Rockwell Collins Inc.	8,803	712
EMCOR Group Inc.	14,519	664
IDEX Corp.	8,788	637
Cubic Corp.	11,200	448
		57,959
Information Technology (5.8%)
Jack Henry & Associates Inc.	258,736	21,004
3 Amdocs Ltd.	172,400	9,437
* CACI International Inc. Class A	90,017	7,478
Paychex Inc.	145,368	6,957
Symantec Corp.	239,400	4,750
Motorola Solutions Inc.	68,600	4,580
* VeriSign Inc.	55,500	4,196
j2 Global Inc.	51,900	3,763
* Polycom Inc.	278,148	2,834
* CommVault Systems Inc.	41,683	1,564
MAXIMUS Inc.	27,907	1,489
Broadridge Financial Solutions Inc.	23,871	1,279
CSG Systems International Inc.	34,060	1,190
Leidos Holdings Inc.	24,499	1,130
* Electronics For Imaging Inc.	23,668	979
* Genpact Ltd.	40,800	976
* Synopsys Inc.	22,330	958
* Check Point Software Technologies Ltd.	11,275	889
* Cray Inc.	22,246	876
* Gartner Inc.	9,500	835
* WebMD Health Corp.	13,248	677
Diebold Inc.	23,668	656
National Instruments Corp.	19,000	542
* Progress Software Corp.	19,000	492
		79,531
Materials (3.0%)
Kaiser Aluminum Corp.	213,203	16,574
Compass Minerals International Inc.	191,756	14,353
AptarGroup Inc.	113,700	8,289
Bemis Co. Inc.	19,833	950
Silgan Holdings Inc.	16,625	879
Sonoco Products Co.	8,206	324
		41,369

Telecommunication Services (0.3%)
Cogent Communications Holdings Inc.		136,916	4,574

Utilities (2.9%)
3 Southern Co.		133,667	6,539
Portland General Electric Co.		146,147	5,681
Vectren Corp.		122,493	5,125
ALLETE Inc.		74,053	3,917
IDACORP Inc.		43,998	3,062
Empire District Electric Co.		96,144	2,821
NorthWestern Corp.		38,463	2,148
Avista Corp.		52,000	1,926
Laclede Group Inc.		29,904	1,912
OGE Energy Corp.		67,790	1,778
Ameren Corp.		36,454	1,637
Duke Energy Corp.		18,700	1,408
Great Plains Energy Inc.		21,700	605
Dominion Resources Inc.		6,600	476
			39,035
Total United States			666,598
Total Common Stocks (Cost $1,361,898)			1,338,790
	Coupon
Temporary Cash Investment (3.4%)[1]
Money Market Fund (3.4%)
[4,5] Vanguard Market Liquidity Fund (Cost
$46,024)	0.441%	46,024,298	46,024

Total Investments (101.9%) (Cost $1,407,922)			1,384,814
Other Assets and Liabilities-Net (-1.9%)[5]			(25,570)
Net Assets (100%)			1,359,244

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $24,813,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 2.7%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, the value of this security represented 0.2% of net assets.
3 Securities with a value of $1,128,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5 Includes $26,031,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Global Minimum Volatility Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	153,045	519,147	—
Common Stocks—United States	666,598	—	—
Temporary Cash Investments	46,024	—	—
Futures Contracts—Assets[1]	230	—	—
Forward Currency Contracts—Assets	—	7,903	—
Forward Currency Contracts—Liabilities	—	(1,428)	—
Total	865,897	525,622	—
1 Represents variation margin on the last day of the reporting period.

Global Minimum Volatility Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability) in the Schedule of Investments.

At January 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2016	52	5,018	119
Dow Jones EURO STOXX 50 Index	March 2016	46	1,507	(64)
FTSE 100 Index	March 2016	16	1,363	9
Topix Index	March 2016	9	1,070	(77)

Global Minimum Volatility Fund

S&P ASX 200 Index	March 2016	9	790	(7)
(20)

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, Dow Jones EURO STOXX 50 Index, and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts, except for Danish krone, Hong Kong dollar, Indonesian rupiah, Singapore dollar, and Taiwanese dollar contracts, is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	2/12/16	CAD	5,424	USD	3,780	92
Deutsche Bank AG	2/12/16	GBP	2,401	USD	3,392	29
BNP Paribas	2/12/16	JPY	382,015	USD	3,262	(106)
BNP Paribas	2/12/16	USD	142,277	GBP	97,483	3,371
BNP Paribas	2/12/16	USD	76,769	CAD	107,898	(251)
Deutsche Bank AG	2/12/16	USD	76,550	CHF	76,641	1,698
BNP Paribas	2/12/16	USD	58,145	AUD	82,924	(512)
BNP Paribas	2/12/16	USD	54,293	EUR	49,952	165
Deutsche Bank AG	2/12/16	USD	49,167	JPY	5,803,568	1,219
BNP Paribas	2/16/16	USD	39,775	KRW	47,523,330	152
BNP Paribas	2/12/16	USD	39,737	HKD	308,035	147
BNP Paribas	2/12/16	USD	27,473	INR	1,839,242	429
BNP Paribas	2/17/16	USD	15,216	TWD	508,911	(50)
BNP Paribas	2/12/16	USD	13,169	BRL	53,601	(185)
BNP Paribas	2/12/16	USD	11,601	SGD	16,654	(87)
BNP Paribas	2/12/16	USD	11,114	MXN	196,278	301
BNP Paribas	2/12/16	USD	11,037	SEK	94,043	77
BNP Paribas	2/12/16	USD	8,602	RUB	645,658	75
BNP Paribas	2/11/16	USD	5,972	ILS	23,437	53
BNP Paribas	2/12/16	USD	5,487	NOK	48,895	(145)
Credit Suisse International	2/12/16	USD	4,097	DKK	28,135	12
BNP Paribas	2/12/16	USD	3,205	IDR	44,838,738	(43)
BNP Paribas	2/12/16	USD	2,721	CLP	1,970,171	(37)
Credit Suisse International	2/12/16	USD	2,661	GBP	1,855	18
Deutsche Bank AG	2/12/16	USD	2,509	GBP	1,755	9
BNP Paribas	2/12/16	USD	2,096	JPY	248,325	44

Global Minimum Volatility Fund

BNP Paribas	2/12/16	USD	1,848	GBP	1,305	(11)
BNP Paribas	2/12/16	USD	1,496	CHF	1,530	1
Goldman Sachs International	2/11/16	USD	1,233	ILS	4,843	10
Deutsche Bank AG	2/12/16	USD	263	HKD	2,039	1
Goldman Sachs International	2/12/16	USD	227	SGD	326	(1)
						6,475
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.

At January 31, 2016, the counterparties had deposited in segregated accounts securities and cash with a value of $6,196,000 in connection with amounts due to the fund for open forward currency contracts. After January 31, 2016, the counterparty posted additional collateral of $1,590,000 in connection with open forward currency contracts as of January 31, 2016.

E. At January 31, 2016, the cost of investment securities for tax purposes was $1,408,755,000. Net unrealized depreciation of investment securities for tax purposes was $23,941,000, consisting of unrealized gains of $68,541,000 on securities that had risen in value since their purchase and $92,482,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WHITEHALL FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WHITEHALL FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: March 17, 2016
VANGUARD WHITEHALL FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: March 17, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.